Document And Entity Information (USD $)	12 Months Ended
	Aug. 31, 2011	Feb. 28, 2011
Entity Registrant Name	Walgreen Co.
Entity Central Index Key	0000104207
Current Fiscal Year End Date	--08-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float		$ 39,700,000,000
Entity Common Stock, Shares Outstanding	889,294,130
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Document Type	10-K
Amendment Flag	false
Document Period End Date	Aug 31, 2011

Consolidated Statements of Earnings (USD $) In Millions, except Share data	12 Months Ended
	Aug. 31, 2011	Aug. 31, 2010	Aug. 31, 2009
Consolidated Statements of Earnings [Abstract]
Net sales	$ 72,184	$ 67,420	$ 63,335
Cost of sales	51,692	48,444	45,722
Gross Profit	20,492	18,976	17,613
Selling, general and administrative expenses	16,561	15,518	14,366
Gain on sale of business	434	0	0
Operating Income	4,365	3,458	3,247
Interest expense, net	(71)	(85)	(83)
Earnings Before Income Tax Provision	4,294	3,373	3,164
Income tax provision	1,580	1,282	1,158
Net Earnings	$ 2,714	$ 2,091	$ 2,006
Net earnings per common share - basic	$ 2.97	$ 2.13	$ 2.03
Net earnings per common share - diluted	$ 2.94	$ 2.12	$ 2.02
Average shares outstanding	915.1	981.7	990
Dilutive effect of stock options	9.4	6.2	1.3
Average diluted shares	924.5	987.9	991.3

Consolidated Statements of Shareholders' Equity (USD $) In Millions, except Share data	Total	Common Stock [Member]	Pain-In Capital [Member]	Employee Stock Loan Receivable [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Treasury Stock Amount [Member]
Beginning Balance at Aug. 31, 2008		$ 80	$ 575	$ (36)	$ 13,792	$ 9	$ (1,551)
Beginning Balance (in shares) at Aug. 31, 2008		989,176,218
Net earnings	2,006				2,006
Dividends declared ( $.4750 per share)					(471)
Treasury stock purchases (in shares)		(10,270,000)
Treasury stock purchases							(279)
Employee stock purchase and option plans (in shares)		9,655,172
Employee stock purchase and option plans			(48)				297
Stock-based compensation			78
Employee stock loan receivable				(104)
Additional minimum postretirement liability, net of tax benefit						28
Ending Balance at Aug. 31, 2009		80	605	(140)	15,327	37	(1,533)
Ending Balance (in shares) at Aug. 31, 2009		988,561,390
Net earnings	2,091				2,091
Dividends declared ( $.4750 per share)					(570)
Treasury stock purchases (in shares)		(55,716,733)
Treasury stock purchases							(1,756)
Employee stock purchase and option plans (in shares)		5,760,396
Employee stock purchase and option plans			(5)				188
Stock-based compensation			84
Employee stock loan receivable				53
Additional minimum postretirement liability, net of tax benefit						(61)
Ending Balance at Aug. 31, 2010	14,400	80	684	(87)	16,848	(24)	(3,101)
Ending Balance (in shares) at Aug. 31, 2010		938,605,053
Net earnings	2,714				2,714
Dividends declared ( $.4750 per share)					(685)
Treasury stock purchases (in shares)		(54,739,474)
Treasury stock purchases							(2,028)
Employee stock purchase and option plans (in shares)		5,428,551
Employee stock purchase and option plans			(12)				203
Other			27
Stock-based compensation			135
Employee stock loan receivable				53
Additional minimum postretirement liability, net of tax benefit						40
Ending Balance at Aug. 31, 2011	$ 14,847	$ 80	$ 834	$ (34)	$ 18,877	$ 16	$ (4,926)
Ending Balance (in shares) at Aug. 31, 2011		889,294,130

Consolidated Statements of Shareholders' Equity (Parenthetical) (USD $) In Millions, except Per Share data	12 Months Ended
	Aug. 31, 2011	Aug. 31, 2010	Aug. 31, 2009
Consolidated Statements of Shareholders' Equity [Abstract]
Cash dividends declared (in dollars per share)	$ 0.75	$ 0.5875	$ 0.475
Tax benefit of additional minimum postretirement liability	$ (22)	$ 34	$ (29)

Consolidated Balance Sheets (USD $) In Millions	Aug. 31, 2011	Aug. 31, 2010
Current Assets
Cash and cash equivalents	$ 1,556	$ 1,880
Accounts receivable, net	2,497	2,450
Inventories	8,044	7,378
Other current assets	225	214
Total Current Assets	12,322	11,922
Non-Current Assets
Property and equipment, at cost, less accumulated depreciation and amortization	11,526	11,184
Goodwill	2,017	1,887
Other non-current assets	1,589	1,282
Total Non-Current Assets	15,132	14,353
Total Assets	27,454	26,275
Current Liabilities
Short-term borrowings	13	12
Trade accounts payable	4,810	4,585
Accrued expenses and other liabilities	3,075	2,763
Income taxes	185	73
Total Current Liabilities	8,083	7,433
Non-Current Liabilities
Long-term debt	2,396	2,389
Deferred income taxes	343	318
Other non-current liabilities	1,785	1,735
Total Non-Current Liabilities	4,524	4,442
Shareholders' Equity
Preferred stock, $.0625 par value; authorized 32 million shares; none issued	0	0
Common stock, $.078125 par value; authorized 3.2 billion shares; issued 1,025,400,000 shares in 2011 and 2010	80	80
Paid-in capital	834	684
Employee stock loan receivable	(34)	(87)
Retained earnings	18,877	16,848
Accumulated other comprehensive income (loss)	16	(24)
Treasury stock at cost, 136,105,870 shares in 2011 and 86,794,947 shares in 2010	(4,926)	(3,101)
Total Shareholders' Equity	14,847	14,400
Total Liabilities and Shareholders' Equity	$ 27,454	$ 26,275

Consolidated Balance Sheets (Parenthetical) (USD $)	Aug. 31, 2011	Aug. 31, 2010
Shareholders' Equity
Preferred stock, par value	$ 0.0625	$ 0.0625
Preferred stock, authorized	32,000,000	32,000,000
Preferred stock, issued	0	0
Common stock, par value	$ 0.078125	$ 0.078125
Common stock, authorized	3,200,000,000	3,200,000,000
Common stock, issued	1,025,400,000	1,025,400,000
Treasury stock, issued	136,105,870	86,794,947

Consolidated Statements of Cash Flows (USD $) In Millions	12 Months Ended
	Aug. 31, 2011	Aug. 31, 2010	Aug. 31, 2009
Cash Flows from Operating Activities
Net earnings	$ 2,714	$ 2,091	$ 2,006
Adjustments to reconcile net earnings to net cash provided by operating activities -
Depreciation and amortization	1,086	1,030	975
Gain on sale of business	(434)	0	0
Deferred income taxes	132	63	260
Stock compensation expense	135	84	84
Other	53	60	13
Changes in operating assets and liabilities -
Accounts receivable, net	(243)	124	6
Inventories	(592)	(307)	533
Other assets	(24)	50	7
Trade accounts payable	384	167	11
Accrued expenses and other liabilities	218	262	66
Income taxes	102	10	105
Other non-current liabilities	112	110	45
Net cash provided by operating activities	3,643	3,744	4,111
Cash Flows from Investing Activities
Purchases of short-term investments - held to maturity	0	(3,000)	(2,600)
Proceeds from short-term investments - held to maturity	0	3,500	2,100
Investment in restricted cash	191	0	0
Additions to property and equipment	(1,213)	(1,014)	(1,927)
Proceeds from sale of assets	79	51	51
Business and intangible asset acquisitions, net of cash received	(630)	(779)	(405)
Proceeds from sale of business	442	0	0
Other	(12)	(32)	5
Net cash used for investing activities	(1,525)	(1,274)	(2,776)
Cash Flows from Financing Activities
Net payment from short-term borrowings	0	0	(70)
Net proceeds from issuance of long-term debt	0	0	987
Payments of long-term debt	(17)	(576)	0
Stock purchases	(2,028)	(1,756)	(279)
Proceeds related to employee stock plans	235	233	138
Cash dividends paid	(647)	(541)	(446)
Other	15	(37)	(21)
Net cash (used for) provided by financing activities	(2,442)	(2,677)	309
Net (decrease) increase in cash and cash equivalents	(324)	(207)	1,644
Cash and cash equivalents, beginning of period	1,880	2,087	443
Cash and cash equivalents, end of period	$ 1,556	$ 1,880	$ 2,087

Summary of Major Accounting Policies	12 Months Ended
Aug. 31, 2011
Summary of Major Accounting Policies [Abstract]
Summary of major accounting policies
(1)    Summary of Major Accounting Policies

Description of Business
The Company is principally in the retail drugstore business and its operations are within one reportable segment.  At August 31, 2011, there were 8,210 drugstore and other locations in 50 states, the District of Columbia, Guam and Puerto Rico.  Prescription sales were 64.7% of total sales for fiscal 2011 compared to 65.2% in 2010 and 65.3% in 2009.

Basis of Presentation
The consolidated financial statements include the accounts of the Company and its subsidiaries.  All intercompany transactions have been eliminated.  The consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America and include amounts based on management's prudent judgments and estimates. Actual results may differ from these estimates.

Cash and Cash Equivalents
Cash and cash equivalents include cash on hand and all highly liquid investments with an original maturity of three months or less.  Credit and debit card receivables from banks, which generally settle within two business days, of  $83 million and  $80 million were included in cash and cash equivalents at August 31, 2011 and 2010, respectively.  At August 31, 2011 and 2010, the Company had  $1,239 million and  $1,030 million, respectively, in money market funds, all of which was included in cash and cash equivalents.  The Company did not invest in U.S. Treasury Bills at August 31, 2011, compared to  $600 million at August 31, 2010, which was included in cash and cash equivalents.

The Company's cash management policy provides for controlled disbursement.  As a result, the Company had outstanding checks in excess of funds on deposit at certain banks.  These amounts, which were  $229 million at August 31, 2011, and  $235 million at August 31, 2010, are included in trade accounts payable in the accompanying Consolidated Balance Sheets.

The Company holds restricted cash to support certain insurance obligations.  Restricted cash at August 31, 2011, was  $191 million and is recorded within other non-current assets within the Consolidated Balance Sheets.  In fiscal year 2010, insurance obligations were supported by issued letters of credit, some of which were subsequently released in the current fiscal year upon establishing a restricted cash account.

Financial Instruments
The Company had  $143 million and  $185 million of outstanding letters of credit at August 31, 2011 and 2010, respectively, which guarantee the purchase of foreign goods, and additional outstanding letters of credit of  $40 million and  $233 million at August 31, 2011 and 2010, respectively, which guarantee payments of insurance claims.  The insurance claim letters of credit are annually renewable and will remain in place until the insurance claims are paid in full.  In the current fiscal year, the Company began using restricted cash to secure some of its insurance claims.   Letters of credit of  $13 million and  $19 million were outstanding at August 31, 2011, and August 31, 2010, respectively, to guarantee performance of construction contracts.  The Company pays a facility fee to the financing bank to keep these letters of credit active.  The Company had real estate development purchase commitments of  $240 million and  $370 million at August 31, 2011 and 2010, respectively.

The Company uses interest rate swaps to manage its interest rate exposure associated with some of its fixed rate borrowings.  At August 31, 2011,  $1,550 million of fixed rate debt was converted to variable rate.  These swaps are accounted for according to ASC Topic 815, Derivatives and Hedging.  The swaps are measured at fair value in accordance with ASC Topic 820, Fair Value Measurement and Disclosures.  See Notes 8 and 9 for additional disclosure regarding financial instruments.

Inventories
Inventories are valued on a lower of last-in, first-out (LIFO) cost or market basis.  At August 31, 2011 and 2010, inventories would have been greater by  $1,587 million and  $1,379 million, respectively, if they had been valued on a lower of first-in, first-out (FIFO) cost or market basis.  Inventory includes product costs, inbound freight, warehousing costs and vendor allowances not classified as a reduction of advertising expense.

Cost of Sales
Cost of sales is derived based upon point-of-sale scanning information with an estimate for shrinkage and is adjusted based on periodic inventories.  In addition to product costs, cost of sales includes warehousing costs, purchasing costs, freight costs, cash discounts and vendor allowances.

Selling, General and Administrative Expenses
Selling, general and administrative expenses mainly consist of store salaries, occupancy costs, and expenses directly related to stores.  Other administrative costs include headquarters’ expenses, advertising costs (net of advertising revenue) and insurance.

Vendor Allowances
Vendor allowances are principally received as a result of purchases, sales or promotion of vendors' products.  Allowances are generally recorded as a reduction of inventory and are recognized as a reduction of cost of sales when the related merchandise is sold.  Those allowances received for promoting vendors' products are offset against advertising expense and result in a reduction of selling, general and administrative expenses to the extent of advertising costs incurred, with the excess treated as a reduction of inventory costs.

Property and Equipment
Depreciation is provided on a straight-line basis over the estimated useful lives of owned assets.  Leasehold improvements and leased properties under capital leases are amortized over the estimated useful life of the property or over the term of the lease, whichever is shorter.  Estimated useful lives range from 10 to 39 years for land improvements, buildings and building improvements; and 3 to 12 1/2 years for equipment.  Major repairs, which extend the useful life of an asset, are capitalized; routine maintenance and repairs are charged against earnings.  The majority of the business uses the composite method of depreciation for equipment.  Therefore, gains and losses on retirement or other disposition of such assets are included in earnings only when an operating location is closed, completely remodeled or impaired. Fully depreciated property and equipment are removed from the cost and related accumulated depreciation and amortization accounts.  Property and equipment consists of (in millions):

	2011	2010
Land and land improvements
Owned locations	$3,209	$3,135
Distribution centers	96	103
Other locations	240	233
Buildings and building improvements
Owned locations	3,651	3,442
Leased locations (leasehold improvements only)	1,235	1,099
Distribution centers	596	592
Other locations	372	343
Equipment
Locations	4,468	4,126
Distribution centers	1,098	1,106
Other locations	423	410
Capitalized system development costs	328	333
Capital lease properties	118	97
	15,834	15,019
Less: accumulated depreciation and amortization	4,308	3,835
	$11,526	$11,184

Depreciation expense for property and equipment was  $809 million in fiscal 2011,  $804 million in fiscal 2010 and  $787 million in fiscal 2009.

The Company capitalizes application stage development costs for significant internally developed software projects, such as upgrades to the store point of sale system.  These costs are amortized over a five-year period.  Amortization was  $58 million in fiscal 2011,  $44 million in fiscal 2010 and  $40 million in fiscal 2009.  Unamortized costs at August 31, 2011 and 2010, were  $230 million and  $244 million, respectively.

Goodwill and Other Intangible Assets
Goodwill represents the excess of the purchase price over the fair value of assets acquired and liabilities assumed.  The Company accounts for goodwill and intangibles under ASC Topic 350, Intangibles – Goodwill and Other, which does not permit amortization, but requires the Company to test goodwill and other indefinite-lived assets for impairment annually or whenever events or circumstances indicate impairment may exist.

Revenue Recognition
The Company recognizes revenue at the time the customer takes possession of the merchandise.  Customer returns are immaterial.  Sales taxes are not included in revenue.

The services the Company provided to its pharmacy benefit management (PBM) clients included: plan set-up, claims adjudication with network pharmacies, formulary management, and reimbursement services.  Through its PBM, the Company acted as an agent in administering pharmacy reimbursement contracts and did not assume credit risk.  Therefore, revenue was recognized as only the differential between the amount receivable from the client and the amount owed to the network pharmacy.  The Company acted as an agent to its clients with respect to administrative fees for claims adjudication.  Those service fees were recognized as revenue.

Gift Cards
The Company sells Walgreens gift cards to retail store customers and through its website.  The Company does not charge administrative fees on unused gift cards and most gift cards do not have an expiration date.  Income from gift cards is recognized when (1) the gift card is redeemed by the customer; or (2) the likelihood of the gift card being redeemed by the customer is remote ("gift card breakage") and there is no legal obligation to remit the value of unredeemed gift cards to the relevant jurisdictions.  The Company’s gift card breakage rate is determined based upon historical redemption patterns.  Gift card breakage income, which is included in selling, general and administrative expenses, was not significant in fiscal 2011, 2010 or 2009.

Impaired Assets and Liabilities for Store Closings
The Company tests long-lived assets for impairment whenever events or circumstances indicate that a certain asset may be impaired.  Store locations that have been open at least five years are reviewed for impairment indicators at least annually.  Once identified, the amount of the impairment is computed by comparing the carrying value of the assets to the fair value, which is based on the discounted estimated future cash flows.  Impairment charges included in selling, general and administrative expenses were  $44 million in fiscal 2011,  $17 million in fiscal 2010 and  $10 million in fiscal 2009.

The Company also provides for future costs related to closed locations.  The liability is based on the present value of future rent obligations and other related costs (net of estimated sublease rent) to the first lease option date.  The reserve for store closings was  $145 million,  $151 million and  $99 million in fiscal 2011, 2010 and 2009, respectively.  See Note 3 for additional disclosure regarding the Company’s reserve for future costs related to closed locations.

Insurance
The Company obtains insurance coverage for catastrophic exposures as well as those risks required by law to be insured.  It is the Company's policy to retain a significant portion of certain losses related to workers' compensation, property, comprehensive general, pharmacist and vehicle liability.  Liabilities for these losses are recorded based upon the Company's estimates for claims incurred and are not discounted.  The provisions are estimated in part by considering historical claims experience, demographic factors and other actuarial assumptions.

Pre-Opening Expenses
Non-capital expenditures incurred prior to the opening of a new or remodeled store are expensed as incurred.

Advertising Costs
Advertising costs, which are reduced by the portion funded by vendors, are expensed as incurred.  Net advertising expenses, which are included in selling, general and administrative expenses, were  $271 million in fiscal 2011,  $271 million in fiscal 2010 and  $334 million in fiscal 2009.  Included in net advertising expenses were vendor advertising allowances of  $218 million in fiscal 2011,  $197 million in fiscal 2010 and  $174 million in fiscal 2009.

Stock-Based Compensation Plans
In accordance with ASC Topic 718, Compensation – Stock Compensation, the Company recognizes compensation expense on a straight-line basis over the employee's vesting period or to the employee's retirement eligible date, if earlier.

Total stock-based compensation expense for fiscal 2011, 2010 and 2009 was  $135 million,  $84 million and  $84 million, respectively.  The recognized tax benefit was  $49 million,  $29 million and  $29 million for fiscal 2011, 2010 and 2009, respectively.

Unrecognized compensation cost related to non-vested awards at August 31, 2011, was  $122 million.  This cost is expected to be recognized over a weighted average of three years.

Income Taxes
The Company accounts for income taxes according to the asset and liability method. Under this method, deferred tax assets and liabilities are recognized based upon the estimated future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured pursuant to tax laws using rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled.  The effect on deferred tax assets and liabilities of a change in tax rate is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce deferred tax assets to the amounts more likely than not to be realized.

In determining the Company’s provision for income taxes, an annual effective income tax rate based on full-year income, permanent differences between book and tax income, and statutory income tax rates is used. The effective income tax rate also reflects the Company’s assessment of the ultimate outcome of tax audits. Discrete events such as audit settlements or changes in tax laws are recognized in the period in which they occur.

The Company is subject to routine income tax audits that occur periodically in the normal course of business.  U.S. federal, state and local and foreign tax authorities raise questions regarding the Company’s tax filing positions, including the timing and amount of deductions and the allocation of income among various tax jurisdictions. In evaluating the tax benefits associated with its various tax filing positions, the Company records a tax benefit for uncertain tax positions using the highest cumulative tax benefit that is more likely than not to be realized. Adjustments are made to the liability for unrecognized tax benefits in the period in which the Company determines the issue is effectively settled with the tax authorities, the statute of limitations expires for the return containing the tax position or when more information becomes available. The Company’s liability for unrecognized tax benefits, including accrued penalties and interest, is included in other long-term liabilities on the Consolidated Balance Sheets and in income tax expense in the Consolidated Statements of Earnings.

Earnings Per Share
The dilutive effect of outstanding stock options on earnings per share is calculated using the treasury stock method.  Stock options are anti-dilutive and excluded from the earnings per share calculation if the exercise price exceeds the average market price of the common shares.  Outstanding options to purchase common shares were excluded from the earnings per share calculations because they were anti-dilutive.  At August 31, 2011 and 2010, these options were 16,869,061 and 30,661,551, respectively.

Interest Expense
The Company capitalized  $10 million,  $12 million and  $16 million of interest expense as part of significant construction projects during fiscal 2011, 2010 and 2009, respectively.  Interest paid, which is net of capitalized interest, was  $89 million in fiscal years 2011, 2010 and 2009.

Accumulated Other Comprehensive Income (Loss)
The Company follows ASC Topic 715, Compensation – Retirement Benefits, for treatment of its postretirement medical liability.  The amount included in accumulated other comprehensive income related to the Company's postretirement plan was a gain of  $4 million ( $16 million after tax) at August 31, 2011, compared to a loss of  $57 million ( $24 million after tax) at August 31, 2010.  The minimum postretirement liability totaled  $407 million and  $441 million at August 31, 2011 and 2010, respectively.

New Accounting Pronouncements
In August 2010, the Financial Accounting Standards Board (FASB) issued an exposure draft on lease accounting that would require entities to recognize assets and liabilities arising from lease contracts on the balance sheet.  The proposed exposure draft states that lessees and lessors should apply a “right-of-use model” in accounting for all leases.  Under the proposed model, lessees would recognize an asset for the right to use the leased asset, and a liability for the obligation to make rental payments over the lease term.  The lease term is defined as the longest possible term that is “more likely than not” to occur.  The accounting by a lessor would reflect its retained exposure to the risks or benefits of the underlying leased asset.  A lessor would recognize an asset representing its right to receive lease payments based on the expected term of the lease.  On the basis of feedback received from comment letters, roundtables, and outreach sessions, the FASB has made significant changes to the proposals in the exposure draft and therefore has decided to re-expose the revised exposure draft in the first quarter of 2012.  The proposed standard, as currently drafted, will have a material impact on the Company’s reported results of operations and financial position.  The impact of this exposure draft is non-cash in nature and will not affect the Company’s cash position.

On June 16, 2011, the FASB issued Accounting Standards Update (ASU) 2011-05, Presentation of Comprehensive Income.  ASU 2011-05 requires entities to present the total of comprehensive income, the components of net income and the components of other comprehensive income in either (1) a single continuous statement of comprehensive income or (2) two separate but consecutive statements.  The ASU does not change the items that are required to be reported in other comprehensive income.  The ASU is effective for interim and annual periods beginning after December 15, 2011, and will be applied retrospectively.  The Company is still evaluating which of the two alternatives it will apply in reporting comprehensive income.  Neither alternative will have a material impact on the Company’s results of operations or financial position.

On September 15, 2011, the FASB issued ASU 2011-08, Intangibles – Goodwill and Other, which simplifies how an entity is required to test goodwill for impairment. This ASU would allow an entity to first assess qualitative factors to determine whether it is necessary to perform the two-step quantitative goodwill impairment test. Under the ASU, an entity would not be required to calculate the fair value of a reporting unit unless the entity determines, based on a qualitative assessment, that it is more likely than not that its fair value is less than its carrying amount. The ASU includes a number of factors to consider in conducting the qualitative assessment.  The ASU is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011.  Early adoption is permitted. This standard is not expected to have a material impact on the Company’s reported results of operations or financial position.

Restructuring	12 Months Ended
Aug. 31, 2011
Restructuring [Abstract]
Restructuring
(2)    Restructuring

On October 30, 2008, the Company announced a series of strategic initiatives, approved by the Board of Directors, to enhance shareholder value.  One of these initiatives was a program known as “Rewiring for Growth,” which was designed to reduce cost and improve productivity through strategic sourcing of indirect spend, reducing corporate overhead and work throughout the Company’s stores, rationalization of inventory categories, and transforming community pharmacy.  These initiatives were completed in the fourth quarter of fiscal 2011.

The following pre-tax charges associated with Rewiring for Growth have been recorded in the Consolidated Statements of Earnings (in millions):

	Twelve Months Ended August 31,
	2011	2010	2009
Severance and other benefits	$5	$16	$74
Project cancellation settlements	-	-	7
Inventory charges	-	19	63
Restructuring expense	5	35	144
Consulting	37	50	76
Restructuring and restructuring-related costs	$42	$85	$220

Cost of sales	$-	$19	$63
Selling, general and administrative expenses	42	66	157
	$42	$85	$220

Severance and other benefits included the charges associated with employees who were separated from the Company.  In the current fiscal year, 72 employees have been separated from the Company.  Since inception, a total of 962 employees have been separated from the Company as a result of these initiatives.

Inventory charges relate to on-hand inventory that has been reduced from cost to selling price below cost.

The following balances have been recorded in accrued expenses and other liabilities on the Consolidated Condensed Balance Sheets (In millions):

Severance and Other Benefits
August 31, 2009 Reserve Balance	$4
Charges	19
Cash Payments	(23)
August 31, 2010 Reserve Balance	$-
Charges	5
Cash Payments	(5)
August 31, 2011 Reserve Balance	$-

Additionally, as a part of the Company’s Customer Centric Retailing (CCR) initiative, we are modifying the store format to enhance category layouts and adjacencies, shelf heights and sight lines, and brand and private brand assortments, all of which are designed to positively impact the shopper experience and increase customer frequency and purchase size.  We expect this format will be rolled out to approximately 5,500 existing stores.   At August 31, 2011, in total, we have converted 5,078 stores and opened 509 new stores with the CCR format.  We expect to convert the remaining existing stores in the first quarter of fiscal 2012 and continue to open new stores with the new CCR format throughout fiscal 2012.  For the remaining remodels, we expect the average total cost, which includes both selling, general and administrative expenses and capital, to be approximately  $45 thousand per store.  For the fiscal year ended August 31, 2011, we incurred  $144 million in total program costs, of which  $84 million was included in selling, general and administrative expenses and  $60 million in capital costs.  In fiscal 2010, we incurred  $71 million in total program costs, of which  $45 million was included in selling, general and administrative expenses and  $26 million in capital costs.  The Company incurred  $5 million in program costs, all of which was included in selling, general and administrative expenses, in fiscal 2009.

Leases	12 Months Ended
Aug. 31, 2011
Leases [Abstract]
Leases
(3)    Leases

The Company owns 21% of its operating locations; the remaining locations are leased premises.  Initial terms are typically 20 to 25 years, followed by additional terms containing cancellation options at five-year intervals, and may include rent escalation clauses.  The commencement date of all lease terms is the earlier of the date the Company becomes legally obligated to make rent payments or the date the Company has the right to control the property.  Additionally, the Company recognizes rent expense on a straight-line basis over the term of the lease.  In addition to minimum fixed rentals, most leases provide for contingent rentals based upon a portion of sales.

Minimum rental commitments at August 31, 2011, under all leases having an initial or remaining non-cancelable term of more than one year are shown below (in millions):

	Capital Lease	Operating Lease
2012	$9	$2,381
2013	11	2,379
2014	11	2,336
2015	10	2,277
2016	10	2,215
Later	168	24,617
Total minimum lease payments	$219	$36,205

The capital lease amount includes  $106 million of executory costs and imputed interest.  Total minimum lease payments have not been reduced by minimum sublease rentals of approximately  $18 million on leases due in the future under non-cancelable subleases.

The Company provides for future costs related to closed locations.  The liability is based on the present value of future rent obligations and other related costs (net of estimated sublease rent) to the first lease option date.  In fiscal 2011, 2010 and 2009, the Company recorded charges of  $54 million,  $90 million and  $67 million, respectively, for facilities that were closed or relocated under long-term leases.  These charges are reported in selling, general and administrative expenses on the Consolidated Statements of Earnings.

The changes in reserve for facility closings and related lease termination charges include the following (in millions):

	Twelve Months Ended August 31
	2011	2010
Balance – beginning of period	$151	$99
Provision for present value of non-cancellable lease payments of closed facilities	49	77
Assumptions about future sublease income, terminations and changes in interest rates	(19)	(9)
Interest accretion	24	22
Cash payments, net of sublease income	(60)	(45)
Reserve acquired through acquisition	-	7
Balance – end of period	$145	$151

The Company remains secondarily liable on 27 assigned leases.  The maximum potential undiscounted future payments are  $30 million at August 31, 2011.  Lease option dates vary, with some extending to 2041.

Rental expense was as follows (in millions):

	2011	2010	2009
Minimum rentals	$2,506	$2,218	$1,973
Contingent rentals	9	9	11
Less: Sublease rental income	(15)	(9)	(9)
	$2,500	$2,218	$1,975

Acquisitions	12 Months Ended
Aug. 31, 2011
Acquisitions [Abstract]
Acquisitions

(4)    Acquisitions and Divestitures

In June 2011, the Company completed its acquisition of drugstore.com, inc. (drugstore.com) for cash proceeds of  $398 million including the assumption of  $17 million of debt.  Based on preliminary purchase accounting, the acquisition added  $132 million to goodwill and  $122 million related to other intangible assets.   The addition of drugstore.com's online business across its health, personal care, beauty and vision categories better positions the Company as the most convenient multi-channel retailer of health and daily living needs in America.

The aggregate purchase price of all business and intangible asset acquisitions excluding drugstore.com was  $232 million in fiscal 2011.  These acquisitions added  $26 million to goodwill and  $193 million to intangible assets, primarily prescription files.  The remaining fair value relates to immaterial amounts of tangible assets, less liabilities assumed.  Operating results of the businesses acquired have been included in the Consolidated Statements of Earnings from their respective acquisition dates forward and were not material.  Pro forma results of the Company, assuming all of the acquisitions had occurred at the beginning of each period presented, would not be materially different from the results reported.

In June 2011, the Company completed the sale of its pharmacy benefit management business, Walgreens Health Initiatives, Inc. (WHI), to Catalyst Health Solutions, Inc. in a cash transaction for  $525 million,  $40 million of which was withheld in escrow.  Net cash proceeds related to the transaction were  $442 million.  The Company recorded a pre-tax gain in the fourth fiscal quarter of  $434 million on the transaction.

On April 9, 2010, the Company completed the stock acquisition of Duane Reade Holdings, Inc., and Duane Reade Shareholders, LLC (Duane Reade), which consisted of 258 Duane Reade stores located in the New York City metropolitan area, as well as the corporate office and two distribution centers.  Total purchase price was  $1,134 million, which included the assumption of debt.  Included in the purchase price is a fair market value adjustment to increase debt assumed by  $81 million.  This acquisition increased the Company’s presence in the New York metropolitan area.

The allocation of the purchase price of Duane Reade was accounted for under the purchase method of accounting in accordance with ASC Topic 805, Business Combinations.  Goodwill, none of which is deductible for tax purposes, and other intangible assets recorded in connection with the acquisition totaled  $401 million and  $445 million, respectively.  Goodwill consists of expected purchasing synergies, consolidation of operations and reductions in selling, general and administrative expenses.  Intangible assets consist of  $303 million of favorable lease interests (10-year weighted average useful life),  $75 million in customer relationships (10-year useful life),  $38 million in trade name (5-year useful life) and  $29 million in other intangible assets (10-year useful life).

Assets acquired and liabilities assumed in the transaction were recorded at their acquisition date fair values while transaction costs associated with the acquisition were expensed as incurred.  The Company’s allocation was based on an evaluation of the appropriate fair values and represented management’s best estimate based on available data.  Final purchase accounting was completed in the first quarter of fiscal 2011.  There were no material adjustments to the preliminary purchase price allocation.  The final fair values of assets acquired and liabilities assumed on April 9, 2010, are as follows (in millions):

Accounts receivable	$52
Inventory	228
Other current assets	99
Property and equipment	219
Other non-current assets	3
Intangible assets	445
Goodwill	401
Total assets acquired	1,447
Liabilities assumed	313
Debt assumed	574
Net cash paid	$560

The fair values of goodwill and intangible assets associated with the acquisition of Duane Reade were determined to be Level 3 measurements under the fair value hierarchy.  Intangible asset values were estimated based on future cash flows and customer attrition rates discounted using an estimated weighted average cost of capital.

The Company assumed federal net operating losses of  $286 million and state net operating losses of  $261 million, both of which begin to expire in 2018, in conjunction with the Duane Reade acquisition.

In fiscal 2011 and 2010, the Company incurred  $32 million and  $71 million, respectively, in costs related to the acquisition, all of which was included in selling, general and administrative expenses.  Actual results from Duane Reade operations included in the Consolidated Statements of Earnings since the date of acquisition are as follows (in millions, except per share amounts):

	Twelve Months Ended August,
	2011	2010
Net sales	$1,868	$732
Net loss	(7)	(56)
Net earnings per common share:
Basic	(0.01)	(0.06)
Diluted	(0.01)	(0.06)

Goodwill and Intangibles	12 Months Ended
Aug. 31, 2011
Goodwill and Intangibles [Abstract]
Goodwill and Intangibles
(5)    Goodwill and Other Intangible Assets

Goodwill and other indefinite-lived intangible assets are not amortized, but are evaluated for impairment annually during the fourth quarter, or more frequently if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying value.  As part of the Company’s impairment analysis for each reporting unit, the Company engaged a third party appraisal firm to assist in the determination of estimated fair value for each unit.  This determination included estimating the fair value using both the income and market approaches.  The income approach requires management to estimate a number of factors for each reporting unit, including projected future operating results, economic projections, anticipated future cash flows and discount rates.  The market approach estimates fair value using comparable marketplace fair value data from within a comparable industry grouping.

The determination of the fair value of the reporting units and the allocation of that value to individual assets and liabilities within those reporting units requires the Company to make significant estimates and assumptions.  These estimates and assumptions primarily include, but are not limited to: the selection of appropriate peer group companies; control premiums appropriate for acquisitions in the industries in which the Company competes; the discount rate; terminal growth rates; and forecasts of revenue, operating income, depreciation and amortization and capital expenditures.  The allocation requires several analyses to determine fair value of assets and liabilities including, among other things, purchased prescription files, customer relationships and trade names.  Although the Company believes its estimates of fair value are reasonable, actual financial results could differ from those estimates due to the inherent uncertainty involved in making such estimates.  Changes in assumptions concerning future financial results or other underlying assumptions could have a significant impact on either the fair value of the reporting units, the amount of the goodwill impairment charge, or both.  The Company also compared the sum of the estimated fair values of its reporting units to the total value as implied by the market value of its equity and debt securities. This comparison indicated that, in total, its assumptions and estimates were reasonable.  However, future declines in the overall market value of the Company’s equity and debt securities may indicate that the fair value of one or more reporting units has declined below its carrying value.

One measure of the sensitivity of the amount of goodwill impairment charges to key assumptions is the amount by which each reporting unit “passed” (fair value exceeds the carrying amount) or “failed” (the carrying amount exceeds fair value) the first step of the goodwill impairment test. The Company's reporting units' fair values exceeded their carrying amounts by 5% to more than 300%. The fair values for two reporting units each exceeded their carrying amounts by 10% or less. Goodwill allocated to these reporting units was  $173 million at May 31, 2011. For each of these reporting units, relatively small changes in the Company’s key assumptions may have resulted in the recognition of significant goodwill impairment charges. The Company’s Long Term Care Pharmacy’s goodwill was impaired by  $16 million in fiscal 2010 as a result of the asset sale agreement with Omnicare, Inc., which was signed on August 31, 2010.

Generally, changes in estimates of expected future cash flows would have a similar effect on the estimated fair value of the reporting unit. That is, a 1% change in estimated future cash flows would decrease the estimated fair value of the reporting unit by approximately 1%. The estimated long-term rate of net sales growth can have a significant impact on the estimated future cash flows, and therefore, the fair value of each reporting unit. For the two reporting units whose fair values exceeded carrying values by 10% or less, a 1% decrease in the long-term net sales growth rate would have resulted in the reporting units failing the first step of the goodwill impairment test. Of the other key assumptions that impact the estimated fair values, most reporting units have the greatest sensitivity to changes in the estimated discount rate.  A 1% increase in estimated discount rates for the two reporting units whose fair value exceeded carrying value by 10% or less would also have resulted in the reporting units failing step one. The Company believes that its estimates of future cash flows and discount rates are reasonable, but future changes in the underlying assumptions could differ due to the inherent uncertainty in making such estimates.

Changes in the carrying amount of goodwill consist of the following activity (in millions):

	2011	2010
Net book value – September 1
Goodwill	$1,915	$1,473
Accumulated impairment losses	(28)	(12)
Total	1,887	1,461
Acquisitions	158	442
Impairment charges	-	(16)
Other	(28)	-
Net book value – August 31	$2,017	$1,887

The carrying amount and accumulated amortization of intangible assets consists of the following (in millions):

	2011	2010
Gross Intangible Assets
Purchased prescription files	$913	$749
Favorable lease interests	385	377
Purchasing and payer contracts	308	280
Non-compete agreements	95	69
Trade name	71	44
Other amortizable intangible assets	4	34
Total gross intangible assets	1,776	1,553

Accumulated amortization
Purchased prescription files	(338)	(293)
Favorable lease interests	(76)	(38)
Purchasing and payer contracts	(94)	(68)
Non-compete agreements	(43)	(33)
Trade name	(11)	(3)
Other amortizable intangibles	(2)	(4)
Total accumulated amortization	(564)	(439)
Total intangible assets, net	$1,212	$1,114

Amortization expense for intangible assets was  $219 million in fiscal 2011,  $182 million in fiscal 2010 and  $148 million in fiscal 2009.  The weighted-average amortization period for purchased prescription files was seven years for fiscal 2011 and six years for fiscal 2010.  The weighted-average amortization period for favorable lease interests was 11 years for fiscal 2011 and 2010.  The weighted-average amortization period for purchasing and payer contracts was 13 years for fiscal 2011 and 2010.  The weighted-average amortization period for non-compete agreements was five years for fiscal 2011 and 2010.  The weighted-average amortization period for trade names was nine years for fiscal 2011 and five years for fiscal 2010.   Trade names include  $6 million of indefinite life assets.  The weighted-average amortization period for other intangible assets was 10 years for fiscal 2011 and 2010.

Expected amortization expense for intangible assets recorded at August 31, 2011, is as follows (in millions):

2012	2013	2014	2015	2016
$218	$192	$160	$128	$90

Income Taxes	12 Months Ended
Aug. 31, 2011
Income Taxes [Abstract]
Income Taxes
(6)      Income Taxes

The provision for income taxes consists of the following (in millions):

	2011	2010	2009
Current provision -
Federal	$1,301	$1,129	$807
State	147	90	91
	1,448	1,219	898
Deferred provision -
Federal	113	62	243
State	19	1	17
	132	63	260
Income tax provision	$1,580	$1,282	$1,158

The difference between the statutory federal income tax rate and the effective tax rate is as follows:

	2011	2010	2009
Federal statutory rate	35.0%	35.0%	35.0%
State income taxes, net of federal benefit	2.6	2.2	2.2
Medicare Part D Subsidy	-	1.3	-
Other	(0.8)	(0.5)	(0.6)
Effective income tax rate	36.8%	38.0%	36.6%

The deferred tax assets and liabilities included in the Consolidated Balance Sheets consist of the following (in millions):

	2011	2010
Deferred tax assets -
Postretirement benefits	$214	$179
Compensation and benefits	165	228
Insurance	226	190
Accrued rent	112	176
Tax benefits	327	138
Stock compensation	179	133
Inventory	143	59
Other	78	123
Subtotal	1,444	1,226
Less: Valuation allowance	91	-
Total deferred tax assets	1,353	1,226
Deferred tax liabilities -
Accelerated depreciation	1,176	1,050
Inventory	476	356
Intangible assets	49	117
Other	31	45
Subtotal	1,732	1,568
Net deferred tax liabilities	$379	$342

At August 31, 2011, the Company has recorded deferred tax assets of  $287 million reflecting the benefit of  $452 million in federal and  $940 million in state loss carryforwards.  These deferred tax assets will expire at various dates from 2012 through 2031.

The Company believes it is more likely than not that the benefit from certain net operating loss carryforwards will not be realized. In recognition of this risk, the Company has recorded a valuation allowance of  $91 million on certain deferred tax assets relating to these net operating losses.

Income taxes paid were  $1,320 million,  $1,195 million and  $768 million during the fiscal years ended August 31, 2011, 2010 and 2009, respectively.

ASC Topic 740 Income Taxes, provides guidance regarding the recognition, measurement, presentation and disclosure in the financial statements of tax positions taken or expected to be taken on a tax return, including the decision whether to file in a particular jurisdiction.  All unrecognized benefits at August 31, 2011, and August 31, 2010, were classified as long-term liabilities on the Consolidated Balance Sheets.

The following table provides a reconciliation of the total amounts of unrecognized tax benefits for fiscal 2011 (in millions):

	2011	2010	2009
Balance at beginning of year	$93	$128	$64
Gross increases related to tax positions in a prior period	25	12	38
Gross decreases related to tax positions in a prior period	(68)	(57)	(5)
Gross increases related to tax positions in the current period	54	37	38
Settlements with taxing authorities	(8)	(21)	(1)
Lapse of statute of limitations	(2)	(6)	(6)
Balance at end of year	$94	$93	$128

At August 31, 2011, 2010 and 2009,  $81 million,  $57 million and  $43 million, respectively, of unrecognized tax benefits would favorably impact the effective tax rate if recognized.

The Company recognizes interest and penalties in the income tax provision in its Consolidated Statements of Earnings.  At August 31, 2011, and August 31, 2010, the Company had accrued interest and penalties of  $24 million and  $20 million, respectively.

The Company files a consolidated U.S. federal income tax return, as well as income tax returns in various states.  It is no longer subject to U.S. federal income tax examinations for years before fiscal 2008, except for one issue related to fiscal 2006 and 2007 currently in appeals. With few exceptions, it is no longer subject to state and local income tax examinations by tax authorities for years before fiscal 2006.  The Company anticipates that the Internal Revenue Service will complete its audit of fiscal years 2008 and 2009 in fiscal 2012.

It is reasonably possible that the amount of the unrecognized tax benefit with respect to certain unrecognized tax positions will increase or decrease during the next 12 months; however, the Company does not expect the change to have a material effect on its results of operations or its financial position.

Short Term Borrowings and Long Term Debt	12 Months Ended
Aug. 31, 2011
Short Term Borrowings and Long Term Debt [Abstract]
Short Term Borrowings and Long Term Debt
(7)    Short-Term Borrowings and Long-Term Debt

Short-term borrowings and long-term debt consists of the following at August 31 (in millions):

	2011	2010
Short-Term Borrowings -
Current maturities of loans assumed through the purchase of land and buildings; various interest rates from 5.00% to 8.75%; various maturities from 2012 to 2035	$8	$7
Other	5	5
Total short-term borrowings	$13	$12

Long-Term Debt -
4.875% unsecured notes due 2013 net of unamortized discount and interest rate swap fair market value adjustment (see Note 8)	$1,339	$1,348
5.250% unsecured notes due 2019 net of unamortized discount and interest rate swap fair market value adjustment (see Note 8)	1,011	995
Loans assumed through the purchase of land and buildings; various interest rates from 5.00% to 8.75%; various maturities from 2012 to 2035	54	53
	2,404	2,396
Less current maturities	(8)	(7)
Total long-term debt	$2,396	$2,389

The Company has had no activity or outstanding balances in its commercial paper program since the second quarter of fiscal 2009.  In connection with the commercial paper program, the Company maintains two unsecured backup syndicated lines of credit that total  $1.1 billion.  The first  $500 million facility expires on July 20, 2015, and allows for the issuance of up to  $250 million in letters of credit, which reduces the amount available for borrowing.  The second  $600 million facility expires on August 13, 2012.  The Company’s ability to access these facilities is subject to compliance with the terms and conditions of the credit facilities, including financial covenants.  The covenants require the Company to maintain certain financial ratios related to minimum net worth and priority debt, along with limitations on the sale of assets and purchases of investments.  At August 31, 2011, the Company was in compliance with all such covenants.  The Company pays a facility fee to the financing banks to keep these lines of credit active.  At August 31, 2011, there were no letters of credit issued against these credit facilities and the Company does not anticipate any future letters of credit to be issued against these facilities.

On July 17, 2008, the Company issued notes totaling  $1,300 million bearing an interest rate of 4.875% paid semiannually in arrears on February 1 and August 1 of each year, beginning on February 1, 2009. The notes will mature on August 1, 2013. The Company may redeem the notes, at any time in whole or from time to time in part, at its option at a redemption price equal to the greater of: (1) 100% of the principal amount of the notes to be redeemed; or (2) the sum of the present values of the remaining scheduled payments of principal and interest, discounted to the date of redemption on a semiannual basis at the Treasury Rate, plus 30 basis points, plus accrued interest on the notes to be redeemed to, but excluding, the date of redemption.  If a change of control triggering event occurs, unless the Company has exercised its option to redeem the notes, it will be required to offer to repurchase the notes at a purchase price equal to 101% of the principal amount of the notes plus accrued and unpaid interest to the date of redemption.  The notes are unsecured senior debt obligations and rank equally with all other unsecured senior indebtedness of the Company. The notes are not convertible or exchangeable.  Total issuance costs relating to this offering were  $9 million, which included  $8 million in underwriting fees.  The fair value of the notes as of August 31, 2011 and 2010, was  $1,403 million and  $1,446 million, respectively.  Fair value for these notes was determined based upon quoted market prices.

On January 13, 2009, the Company issued notes totaling  $1,000 million bearing an interest rate of 5.25% paid semiannually in arrears on January 15 and July 15 of each year, beginning on July 15, 2009. The notes will mature on January 15, 2019. The Company may redeem the notes, at any time in whole or from time to time in part, at its option at a redemption price equal to the greater of: (1) 100% of the principal amount of the notes to be redeemed; or (2) the sum of the present values of the remaining scheduled payments of principal and interest, discounted to the date of redemption on a semiannual basis at the Treasury Rate, plus 45 basis points, plus accrued interest on the notes to be redeemed to, but excluding, the date of redemption.  If a change of control triggering event occurs, unless the Company has exercised its option to redeem the notes, it will be required to offer to repurchase the notes at a purchase price equal to 101% of the principal amount of the notes plus accrued and unpaid interest to the date of redemption.  The notes are unsecured senior debt obligations and rank equally with all other unsecured senior indebtedness of the Company. The notes are not convertible or exchangeable.  Total issuance costs relating to this offering were  $8 million, which included  $7 million in underwriting fees.  The fair value of the notes as of August 31, 2011 and 2010, was  $1,173 million and  $1,167 million, respectively.  Fair value for these notes was determined based upon quoted market prices.

Financial Instruments	12 Months Ended
Aug. 31, 2011
Financial Instruments [Abstract]
Financial Instruments
(8)    Financial Instruments

The Company uses derivative instruments to manage its interest rate exposure associated with some of its fixed-rate borrowings.  The Company does not use derivative instruments for trading or speculative purposes.  All derivative instruments are recognized in the Consolidated Balance Sheets at fair value.  The Company designates interest rate swaps as fair value hedges of fixed-rate borrowings.  For derivatives designated as fair value hedges, the change in the fair value of both the derivative instrument and the hedged item are recognized in earnings in the current period.  At the inception of a hedge transaction, the Company formally documents the hedge relationship and the risk management objective for undertaking the hedge.  In addition, it assesses both at inception of the hedge and on an ongoing basis whether the derivative in the hedging transaction has been highly effective in offsetting changes in fair value of the hedged item and whether the derivative is expected to continue to be highly effective.  The impact of any ineffectiveness is recognized currently in earnings.

Counterparties to derivative financial instruments expose the Company to credit-related losses in the event of nonperformance, but the Company regularly monitors the creditworthiness of each counterparty.

Fair Value Hedges

For derivative instruments that are designated and qualify as fair value hedges, the gain or loss on the derivative, as well as the offsetting gain or loss on the hedged item attributable to the hedged risk, are recognized in interest expense on the Consolidated Statement of Earnings.

In January 2010, the Company terminated its existing one-month future LIBOR swaps that converted  $1,300 million of its 4.75% fixed rate debt to floating.  Upon termination, the Company received payment from its counterparty that consisted of accrued interest and an amount representing the fair value of the swaps.  The related fair value benefit attributed to the Company’s debt continues to amortize over the life of the debt, which matures on August 1, 2013.  The Company then entered into six-month LIBOR in arrears swaps with two counterparties.

In May 2011, the Company entered into interest rate swaps with two counterparties converting  $250 million of its 5.25% fixed rate notes to a floating interest rate based on the six-month LIBOR in arrears plus a constant spread.  The swap termination date coincides with the notes maturity date, January 15, 2019.

The notional amounts of derivative instruments outstanding at August 31, 2011 and 2010, were as follows (in millions):

	2011	2010
Derivatives designated as hedges:
Interest rate swaps	$1,550	$1,300

The changes in fair value of the notes attributable to the hedged risk are included in long-term debt on the Consolidated Balance Sheets (see Note 7) and amortized through maturity.  At August 31, 2011 and 2010, the Company had net unamortized fair value changes of  $57 million and  $51 million, respectively.

The fair value and balance sheet presentation of derivative instruments at August 31, 2011, were as follows (in millions):

	Location in Consolidated Balance Sheet	2011	2010
Asset derivatives designated as hedges:
Interest rate swaps	Other non-current assets	$63	$44

Gains and losses relating to the ineffectiveness of the Company’s derivative instruments are recorded in interest expense on the Consolidated Statement of Earnings.  The Company recorded a  $1 million gain in both fiscal years 2011 and 2010.

Fair Value Measurements	12 Months Ended
Aug. 31, 2011
Fair Value Measurements [Abstract]
Fair Value Measurements
(9)      Fair Value Measurements

The Company measures its assets and liabilities in accordance with ASC Topic 820, Fair Value Measurements and Disclosures.  ASC Topic 820 defines fair value as the price that would be received for an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.  In addition, it establishes a fair value hierarchy that prioritizes observable and unobservable inputs used to measure fair value into three broad levels:

Level 1 -	Quoted prices in active markets that are accessible at the measurement date for identical assets and liabilities. The fair value hierarchy gives the highest priority to Level 1 inputs.
Level 2 -	Observable inputs other than quoted prices in active markets.
Level 3 -	Unobservable inputs for which there is little or no market data available. The fair value hierarchy gives the lowest priority to Level 3 inputs.

Assets and liabilities measured at fair value on a recurring basis were as follows (in millions):

	August 31, 2011	Level 1	Level 2	Level 3
Assets:
Money market funds	$1,239	$1,239	$-	$-
Interest rate swaps	63	-	63	-

	August 31, 2010	Level 1	Level 2	Level 3
Assets:
Money market funds	$1,030	$1,030	$-	$-
Interest rate swaps	44	-	44	-

Interest rate swaps are valued using six-month LIBOR in arrears rates.  See Note 8 for additional disclosure regarding financial instruments.

Assets measured at fair value on a non-recurring basis were as follows (in millions):

	August 31, 2010	Level 1	Level 2	Level 3
Assets:
Goodwill	$3	-	-	$3

Goodwill for the Company’s Long-Term Care Pharmacy with a carrying value of  $19 million was written down to its implied fair value of  $3 million in fiscal year 2010.  The impairment resulted in a  $16 million charge and added a  $6 million deferred tax asset.  The determination of fair value was based on an asset sale agreement with Omnicare, Inc., which was signed on August 31, 2010.  See Note 5 for further discussion on the impairment.

The Company reports its debt instruments under the guidance of ASC Topic 825, Financial Instruments, which requires disclosure of the fair value of the Company’s debt in the footnotes to the consolidated condensed financial statements.

Commitments and Contingencies	12 Months Ended
Aug. 31, 2011
Commitments and Contingencies [Abstract]
Commitments and Contingencies
(10)    Commitments and Contingencies

The Company is involved in legal proceedings, including those described below, and is subject to investigations, inspections, audits, inquiries and similar actions by governmental authorities, arising in the normal course of the Company’s business.  Litigation, in general, and securities and class action litigation, in particular, can be expensive and disruptive.  Some of these suits may purport or may be determined to be class actions and/or involve parties seeking large and/or indeterminate amounts, including punitive or exemplary damages, and may remain unresolved for several years.  The results of legal proceedings are often uncertain and difficult to predict, and the costs incurred in litigation can be substantial, regardless of the outcome.

On a quarterly basis, the Company assesses its liabilities and contingencies for outstanding legal proceedings, including those described below, and reserves are established on a case-by-case basis for those legal claims for which management concludes that it is probable that a loss will be incurred and that the amount of such loss can be reasonably estimated. Management's assessment of our current litigation and other legal proceedings, including the corresponding accruals, could change because of the discovery of facts with respect to legal actions or other proceedings pending against the Company which are not presently known.  Adverse determinations by judges, juries or other parties could also result in changes to management’s assessment of current liabilities and contingencies.  The ultimate costs of resolving these claims may be substantially higher or lower than the amounts reserved.  Due to the inherent difficulty of predicting the outcome of litigation and other legal proceedings, the Company cannot predict the eventual outcome of these matters, and it is reasonably possible that some of them could be resolved unfavorably to the Company.  As a result, it is possible that the Company’s results of operations or cash flows in a particular fiscal period could be materially affected by an unfavorable resolution of pending litigation or contingencies.  However, based on its current knowledge, management does not expect reasonably possible losses relating to the outcome of current litigation and legal proceedings, after consideration of applicable reserves and rights to indemnification, to be material to the Company’s consolidated financial position.

On August 31, 2009, a Walgreen Co. shareholder named Dan Himmel filed a lawsuit, purportedly on the Company’s behalf, against several current and former officers and directors (each, an “Individual Defendant”).  The case was captioned Himmel v. Wasson, et. al. and was filed in the Circuit Court of Lake County, Illinois.  Himmel alleged that the Company’s management: (i) knew, or was reckless in not knowing, that selling, general and administrative expenses in the fourth quarter of 2007 were too high, in light of decreased profits from generic drug sales; (ii) knew, or was reckless in not knowing, that the Company would not realize gross profits near what many Wall Street analysts were predicting; and (iii) the directors and officers had a duty both to prevent the drop in gross profits and to disclose the expected drop to the public and failed to do either.  On September 28, 2011, the Circuit Court approved a settlement agreement among the parties pursuant to which the Company agreed to pay an amount in respect of plaintiff's attorneys' fees and litigation expenses and the Circuit Court dismissed the case with prejudice.  The settlement was not material to the Company’s business or consolidated financial position.

The Company previously guaranteed a credit agreement on behalf of SureScripts-RxHub, LLC, which provides electronic prescription data services.  The guarantee arose as a result of a business decision between parties to ensure that the operations of SureScripts-RxHub, LLC would have additional support to access financing.  The liability was  $10 million at August 31, 2010.  In the third quarter of the current fiscal year, the Company was fully released from its guarantee obligation.

Capital Stock	12 Months Ended
Aug. 31, 2011
Capital Stock [Abstract]
Capital Stock
(11)    Capital Stock

On October 14, 2009, the Board of Directors approved a long-term capital policy to maintain a strong balance sheet and financial flexibility; reinvest in its core strategies; invest in strategic opportunities that reinforce its core strategies and meet return requirements; and return surplus cash flow to shareholders in the form of dividends and share repurchases over the long term.  In connection with the Company’s capital policy, its Board of Directors authorized a share repurchase program (2009 repurchase program) and set a long-term dividend payout ratio target between 30 and 35 percent of net income.  The 2009 repurchase program, which was completed in September 2010, allowed for the repurchase of up to  $2.0 billion of the Company’s common stock.  Shares totaling  $360 million and  $1,640 million were purchased in conjunction with the 2009 repurchase program during fiscal 2011 and 2010, respectively.  On October 13, 2010, the Board of Directors authorized the 2011 repurchase program, which was completed in July 2011, which allowed for the repurchase of up to  $1.0 billion of the Company’s common stock.  On July 13, 2011, the Board of Directors authorized the 2012 repurchase program, which allows for the repurchase of up to  $2.0 billion of the Company’s common stock prior to its expiration on December 31, 2015.  Shares totaling  $424 million were purchased in fiscal 2011 related to the 2012 program.  In addition, the Company continues to repurchase shares to support the needs of the employee stock plans.  Shares totaling  $244 million were purchased to support the needs of the employee stock plans during the current fiscal year as compared to  $116 million last year.  At August 31, 2011, 65,846,553 shares of common stock were reserved for future issuances under the Company’s various employee benefit plans.  The timing and amount of repurchases is based on an assessment of various factors including prevailing market conditions, alternate uses of capital, liquidity, the economic environment and other factors.  The Company has, and may from time to time in the future, repurchase shares on the open market through Rule 10b5-1 plans, which enable a company to repurchase shares at times when it otherwise might be precluded from doing so under insider trading laws.

Stock Compensation Plans	12 Months Ended
Aug. 31, 2011
Stock Compensation Plans [Abstract]
Stock Compensation Plans
(12)    Stock Compensation Plans

The Walgreen Co. Stock Purchase/Option Plan (Share Walgreens) provides for the granting of options to purchase common stock over a 10-year period to eligible non-executive employees upon the purchase of Company shares, subject to certain restrictions. Employees may purchase Company shares through cash purchases or loans. The option price is the closing price of a share of common stock on the grant date. Options may be granted under this Plan until September 30, 2012, for an aggregate of 42,000,000 shares of common stock.  At August 31, 2011, there were 13,166,886 shares available for future grants.  The options granted during fiscal 2011, 2010 and 2009 have a three-year vesting period.

The Walgreen Co. Executive Stock Option Plan provides for the granting of options to eligible key employees to purchase common stock over a 10-year period, at a price not less than the fair market value on the date of the grant. Under this Plan, options may be granted until January 13, 2020, for an aggregate of 63,400,000 shares of common stock.  At August 31, 2011, 20,663,973 shares were available for future grants.  The options granted during fiscal 2011, 2010 and 2009 have a three-year vesting period.

The Walgreen Co. Broad Based Employee Stock Option Plan provides for the granting of options to eligible non-executive employees to purchase common stock over a ten-year period, at a price not less than the fair market value on the date of the grant. Under this Plan, on March 11, 2003, substantially all non-executive employees, in conjunction with the opening of the Company's 4,000th store, were granted a stock option to purchase 100 shares. The Plan authorized the grant of an aggregate of 15,000,000 shares of common stock.  At August 31, 2011, 7,833,423 shares were available for future grants.  The options vested and became exercisable on March 11, 2006, and any unexercised options will expire on March 10, 2013, subject to earlier termination if the optionee’s employment ends.

The Walgreen Co. 1982 Employees Stock Purchase Plan permits eligible employees to purchase common stock at 90% of the fair market value at the date of purchase. Employees may make purchases by cash, loans or payroll deductions up to certain limits. The aggregate number of shares that may be purchased under this Plan is 94,000,000.  At August 31, 2011, 18,500,086 shares were available for future purchase.

The Walgreen Co. Long-Term Performance Incentive Plan (amended and restated Restricted Performance Share Plan) was approved by the shareholders on January 10, 2007.  The Plan offers performance-based incentive awards and equity-based awards to key employees.  The awards are subject to restrictions as to continuous employment except in the case of death, normal retirement or total and permanent disability. Restrictions generally lapse over a multiyear period from the date of grant.  The Long-Term Performance Incentive Plan was authorized to grant an aggregate of 10,000,000 shares of common stock.  As of August 31, 2011, 5,682,185 shares were available for future issuance under the Long-Term Performance Incentive Plan.  In accordance with ASC Topic 718, Compensation – Stock Compensation, compensation expense is recognized on a straight-line basis over the employee's vesting period or to the employee's retirement eligible date, if earlier.  Compensation expense related to the Plan was  $1 million in fiscal 2011.  This compares to  $3 million in fiscal 2010 and  $6 million in fiscal 2009.

In fiscal 2009, the Company introduced the Restricted Stock Unit and Performance Share Plans under the Long-Term Performance Incentive Plan.  In accordance with ASC Topic 718, Compensation – Stock Compensation, compensation expense is recognized on a straight-line basis based on a three-year cliff vesting schedule for the annual restricted stock units and straight line over a three-year vesting schedule for the performance shares.  The Company recognized  $45 million,  $18 million and  $12 million of expense related to these plans in fiscal years 2011, 2010 and 2009, respectively.

The Walgreen Co. Nonemployee Director Stock Plan provides that each nonemployee director receives an equity grant of shares each year on November 1.  Effective November 1, 2009, the value of the annual stock grant made to directors on each November 1 increased from  $120,000 to  $155,000.  The number of shares granted is determined by dividing  $155,000 by the price of a share of common stock on November 1.  Each nonemployee director may elect to receive this annual share grant in the form of shares or deferred stock units.   Each nonemployee director received a grant of 4,552 shares in fiscal 2011, 4,097 shares in fiscal 2010 and 4,713 shares in fiscal 2009.  New directors in any of the fiscal years were given a prorated amount.  Effective November 1, 2009, the payment of the annual retainer was changed to be paid only in the form of cash, which may still be deferred.  Previously, the annual retainer was paid one-half in cash and one-half in Walgreen Co. common stock.

A summary of information relative to the Company’s stock option plans follows:

Options	Shares	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (in millions)
Outstanding at August 31, 2010	49,107,203	34.75	6.03	$16
Granted	9,015,933	28.93
Exercised	(4,349,340)	33.74
Expired/Forfeited	(4,739,950)	35.44
Outstanding at August 31, 2011	49,033,846	33.70	6.04	193
Vested or expected to vest at August 31, 2011	28,919,936	29.89	7.75	164
Exercisable at August 31, 2011	19,154,555	39.63	3.32	$24

The intrinsic value for options exercised in fiscal 2011, 2010 and 2009 was  $33 million,  $29 million and  $6 million, respectively.  The total fair value of options vested in fiscal 2011, 2010 and 2009 was  $58 million,  $53 million and  $56 million, respectively.

Cash received from the exercise of options in fiscal 2011 was  $147 million compared to  $134 million in the prior year.  The related tax benefit realized was  $14 million in fiscal 2011 compared to  $11 million in the prior year.

A summary of information relative to the Company’s restricted stock awards follows:

Nonvested Shares	Shares	Weighted-Average Grant-Date Fair Value
Nonvested at August 31, 2010	96,710	$37.53
Granted	-	-
Forfeited	(111)	36.43
Vested	(48,553)	38.92
Nonvested at August 31, 2011	48,046	$36.13

A summary of information relative to the Company’s restricted stock unit plan follows:

Outstanding Shares	Shares	Weighted-Average Grant-Date Fair Value
Outstanding at August 31, 2010	1,148,164	$34.40
Granted	1,005,255	33.13
Dividends	37,510	38.16
Forfeited	(191,137)	33.31
Vested	(88,555)	32.76
Outstanding at August 31, 2011	1,911,237	$33.94

A summary of information relative to the Company’s performance share plan follows:

Outstanding Shares	Shares	Weighted-Average Grant-Date Fair Value
Outstanding at August 31, 2010	996,621	$35.02
Granted	840,101	28.30
Forfeited	(17,054)	29.21
Vested	-	-
Outstanding at August 31, 2011	1,819,668	$31.83

The fair value of each option grant was determined using the Black-Scholes option pricing model with weighted-average assumptions used in fiscal 2011, 2010 and 2009:

	2011	2010	2009
Risk-free interest rate (1)	2.12%	3.14%	3.47%
Average life of option (years) (2)	7.2	7.3	6.8
Volatility (3)	28.08%	28.01%	34.00%
Dividend yield (4)	1.94%	1.91%	2.30%
Weighted-average grant-date fair value
Granted at market price	$8.12	$9.80	$9.14

(1)	Represents the U.S. Treasury security rates for the expected term of the option.
(2)	Represents the period of time that options granted are expected to be outstanding. The Company analyzed separate groups of employees with similar exercise behavior to determine the expected term.
(3)	Volatility was based on historical and implied volatility of the Company’s common stock.
(4)	Represents the Company’s cash dividend for the expected term.

Retirement Benefits	12 Months Ended
Aug. 31, 2011
Retirement Benefits [Abstract]
Retirement Benefits
(13)    Retirement Benefits

The principal retirement plan for employees is the Walgreen Profit-Sharing Retirement Trust, to which both the Company and participating employees contribute.  The Company's contribution, which has historically related to pre-tax income and a portion of which is in the form of a guaranteed match, is determined annually at the discretion of the Board of Directors.  The profit-sharing provision was  $382 million in fiscal 2011,  $300 million in fiscal 2010 and  $282 million in fiscal 2009.  The Company's contributions were  $322 million in fiscal 2011,  $293 million in fiscal 2010 and  $301 million in fiscal 2009.

The Company provides certain health insurance benefits for retired employees who meet eligibility requirements, including age, years of service and date of hire. The costs of these benefits are accrued over the service life of the employee.  The postretirement health benefit plans are not funded.  In May 2009, the postretirement health benefit plans were amended to change eligibility requirements.  As a result of this amendment, the Company recognized curtailment income of  $16 million in fiscal 2009.  Additionally in fiscal 2009, the Company recognized a special retirement benefit expense of  $4 million related to accelerating eligibility for certain employees who elected special early retirement as a part of its Rewiring for Growth program.

Components of net periodic benefit costs (in millions):

	2011	2010	2009
Service cost	$15	$11	$12
Interest cost	22	20	26
Amortization of actuarial loss	14	7	4
Amortization of prior service cost	(10)	(10)	(6)
Special retirement benefit	-	-	4
Curtailment gain	-	-	(16)
Total postretirement benefit cost	$41	$28	$24

Change in benefit obligation (in millions):

	2011	2010
Benefit obligation at September 1	$441	$328
Service cost	15	11
Interest cost	22	20
Actuarial (gain) loss	(57)	92
Benefit payments	(18)	(14)
Participants’ contributions	4	4
Benefit obligation at August 31	$407	$441

Change in plan assets (in millions):

	2011	2010
Plan assets at fair value at September 1	$-	$-
Plan participants’ contributions	4	4
Employer contributions	14	10
Benefits paid	(18)	(14)
Plan assets at fair value at August 31	$-	$-

Funded status (in millions):

	2011	2010
Funded status	$(407)	$(441)
Unrecognized actuarial gain	-	-
Unrecognized prior service cost	-	-
Accrued benefit cost at August 31	$(407)	$(441)

Amounts recognized in the Consolidated Balance Sheets (in millions):

	2011	2010
Current liabilities (present value of expected 2012 net benefit payments)	$(11)	$(11)
Non-current liabilities	(396)	(430)
Net liability recognized at August 31	$(407)	$(441)

Amounts recognized in accumulated other comprehensive (income) loss (in millions):

	2011	2010
Prior service credit	$(121)	$(131)
Net actuarial loss	117	188

Amounts expected to be recognized as components of net periodic costs for fiscal year 2012 (in millions):

2012
Prior service credit	$(10)
Net actuarial loss	8

The measurement date used to determine postretirement benefits is August 31.

The discount rate assumption used to compute the postretirement benefit obligation at year-end was 5.40% for 2011 and 4.95% for 2010.  The discount rate assumption used to determine net periodic benefit cost was 4.95%, 6.15% and 7.50% for fiscal years ending 2011, 2010 and 2009, respectively.  The consumer price index assumption used to compute the postretirement benefit obligation was 2.00% for 2011 and 3.50% for 2010.

Future benefit costs were estimated assuming medical costs would increase at a 7.50% annual rate, gradually decreasing to 5.25% over the next nine years and then remaining at a 5.25% annual growth rate thereafter.  A one percentage point change in the assumed medical cost trend rate would have the following effects (in millions):

	1% Increase	1% Decrease
Effect on service and interest cost	$7	$(6)
Effect on postretirement obligation	73	(59)

Estimated future benefit payments and federal subsidy (in millions):

	Estimated Future Benefit Payments	Estimated Federal Subsidy
2012	13	1
2013	14	2
2014	15	2
2015	17	2
2016	19	3
2017-2021	133	21

The expected benefit to be paid net of the estimated federal subsidy during fiscal year 2012 is  $12 million.

Supplementary Financial Information	12 Months Ended
Aug. 31, 2011
Supplementary Financial Information [Abstract]
Supplementary Financial Information
 (14)    Supplementary Financial Information

Non-cash transactions in fiscal 2011 include  $116 million in accrued liabilities related to the purchase of property and equipment, a  $62 million increase in the retiree medical benefit liability and a  $36 million increase in the liability for dividends declared.  Non-cash transactions in fiscal 2010 include a  $95 million increase in the retiree medical benefit liability, a  $29 million increase in the liability for dividends declared and  $44 million in accrued liabilities related to the purchase of property and equipment.

Included in the Consolidated Balance Sheets captions are the following assets and liabilities (in millions):

	2011	2010
Accounts receivable -
Accounts receivable	$2,598	$2 ,554
Allowance for doubtful accounts	(101)	(104)
	$2,497	$2,450
Other non-current assets -
Intangible assets, net (see Note 5)	$1,212	$1,114
Other	377	168
	$1,589	$1,282
Accrued expenses and other liabilities -
Accrued salaries	$856	$781
Taxes other than income taxes	489	419
Insurance	230	233
Profit sharing	253	197
Other	1,247	1,133
	$3,075	$2,763
Other non-current liabilities -
Postretirement health care benefits	$396	$430
Accrued rent	418	384
Insurance	346	330
Other	625	591
	$1,785	$1,735

Summary of Quarterly Results (Unaudited)
(In millions, except per share amounts)

	Quarter Ended
	November	February	May	August	Fiscal Year
Fiscal 2011
Net Sales	$17,344	$18,502	$18,371	$17,967	$72,184
Gross Profit	4,945	5,324	5,154	5,069	20,492
Net Earnings	580	739	603	792	2,714
Per Common Share -
Basic	$.62	$.80	$.66	$.88	$2.97
Diluted	.62	.80	.65	.87	2.94
Cash Dividends Declared Per Common Share	$.1750	$.1750	$.1750	$.2250	$.7500
Fiscal 2010
Net Sales	$16,364	$16,987	$17,199	$16,870	$67,420
Gross Profit	4,538	4,897	4,749	4,792	18,976
Net Earnings	489	669	463	470	2,091
Per Common Share -
Basic	$.49	$.68	$.47	$.49	$2.13
Diluted	.49	.68	.47	.49	2.12
Cash Dividends Declared Per Common Share	$.1375	$.1375	$.1375	$.1750	$.5875

Common Stock Prices

Below is the Consolidated Transaction Reporting System high and low sales price for each quarter of fiscal 2011 and 2010.

		Quarter Ended
		November	February	May	August	Fiscal Year
Fiscal 2011	High	$35.27	$42.91	$44.67	$44.91	$44.91
	Low	27.17	35.17	38.82	34.11	27.17
Fiscal 2010	High	$40.37	$39.37	$37.83	$32.82	$40.37
	Low	33.55	33.29	31.92	26.36	26.36

Summary of Major Accounting Policies (Policies)	12 Months Ended
Aug. 31, 2011
Summary of Major Accounting Policies [Abstract]
Basis of Presentation
Description of Business
The Company is principally in the retail drugstore business and its operations are within one reportable segment.  At August 31, 2011, there were 8,210 drugstore and other locations in 50 states, the District of Columbia, Guam and Puerto Rico.  Prescription sales were 64.7% of total sales for fiscal 2011 compared to 65.2% in 2010 and 65.3% in 2009.

Basis of Presentation
The consolidated financial statements include the accounts of the Company and its subsidiaries.  All intercompany transactions have been eliminated.  The consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America and include amounts based on management's prudent judgments and estimates. Actual results may differ from these estimates.

Cash and Cash Equivalents
Cash and Cash Equivalents
Cash and cash equivalents include cash on hand and all highly liquid investments with an original maturity of three months or less.  Credit and debit card receivables from banks, which generally settle within two business days, of  $83 million and  $80 million were included in cash and cash equivalents at August 31, 2011 and 2010, respectively.  At August 31, 2011 and 2010, the Company had  $1,239 million and  $1,030 million, respectively, in money market funds, all of which was included in cash and cash equivalents.  The Company did not invest in U.S. Treasury Bills at August 31, 2011, compared to  $600 million at August 31, 2010, which was included in cash and cash equivalents.

The Company's cash management policy provides for controlled disbursement.  As a result, the Company had outstanding checks in excess of funds on deposit at certain banks.  These amounts, which were  $229 million at August 31, 2011, and  $235 million at August 31, 2010, are included in trade accounts payable in the accompanying Consolidated Balance Sheets.

The Company holds restricted cash to support certain insurance obligations.  Restricted cash at August 31, 2011, was  $191 million and is classified as other non-current assets within the Consolidated Balance Sheets.  In fiscal year 2010, insurance obligations were supported by issued letters of credit some of which were subsequently released in the current fiscal year upon establishing a restricted cash account.

Inventories
Inventories
Inventories are valued on a lower of last-in, first-out (LIFO) cost or market basis.  At August 31, 2011 and 2010, inventories would have been greater by  $1,587 million and  $1,379 million, respectively, if they had been valued on a lower of first-in, first-out (FIFO) cost or market basis.  Inventory includes product costs, inbound freight, warehousing costs and vendor allowances not classified as a reduction of advertising expense.

Cost of Sales
Cost of Sales
Cost of sales is derived based upon point-of-sale scanning information with an estimate for shrinkage and is adjusted based on periodic inventories.  In addition to product costs, cost of sales includes warehousing costs, purchasing costs, freight costs, cash discounts and vendor allowances.

Selling, General and Administrative Expenses
Selling, General and Administrative Expenses
Selling, general and administrative expenses mainly consist of store salaries, occupancy costs, and expenses directly related to stores.  Other administrative costs include headquarters’ expenses, advertising costs (net of advertising revenue) and insurance.

Vendor Allowances
Vendor Allowances
Vendor allowances are principally received as a result of purchases, sales or promotion of vendors' products.  Allowances are generally recorded as a reduction of inventory and are recognized as a reduction of cost of sales when the related merchandise is sold.  Those allowances received for promoting vendors' products are offset against advertising expense and result in a reduction of selling, general and administrative expenses to the extent of advertising costs incurred, with the excess treated as a reduction of inventory costs.

Property and Equipment
Property and Equipment
Depreciation is provided on a straight-line basis over the estimated useful lives of owned assets.  Leasehold improvements and leased properties under capital leases are amortized over the estimated useful life of the property or over the term of the lease, whichever is shorter.  Estimated useful lives range from 10 to 39 years for land improvements, buildings and building improvements; and 3 to 12 1/2 years for equipment.  Major repairs, which extend the useful life of an asset, are capitalized; routine maintenance and repairs are charged against earnings.  The majority of the business uses the composite method of depreciation for equipment.  Therefore, gains and losses on retirement or other disposition of such assets are included in earnings only when an operating location is closed, completely remodeled or impaired. Fully depreciated property and equipment are removed from the cost and related accumulated depreciation and amortization accounts.  Property and equipment consists of (in millions):

	2011	2010
Land and land improvements
Owned locations	$3,209	$3,135
Distribution centers	96	103
Other locations	240	233
Buildings and building improvements
Owned locations	3,651	3,442
Leased locations (leasehold improvements only)	1,235	1,099
Distribution centers	596	592
Other locations	372	343
Equipment
Locations	4,468	4,126
Distribution centers	1,098	1,106
Other locations	423	410
Capitalized system development costs	328	333
Capital lease properties	118	97
	15,834	15,019
Less: accumulated depreciation and amortization	4,308	3,835
	$11,526	$11,184

Depreciation expense for property and equipment was  $809 million in fiscal 2011,  $804 million in fiscal 2010 and  $787 million in fiscal 2009.

The Company capitalizes application stage development costs for significant internally developed software projects, such as upgrades to the store point of sale system.  These costs are amortized over a five-year period.  Amortization was  $58 million in fiscal 2011,  $44 million in fiscal 2010 and  $40 million in fiscal 2009.  Unamortized costs at August 31, 2011 and 2010, were  $230 million and  $244 million, respectively.

Goodwill and Other Intangible Assets
Goodwill and Other Intangible Assets
Goodwill represents the excess of the purchase price over the fair value of assets acquired and liabilities assumed.  The Company accounts for goodwill and intangibles under ASC Topic 350, Intangibles – Goodwill and Other, which does not permit amortization, but requires the Company to test goodwill and other indefinite-lived assets for impairment annually or whenever events or circumstances indicate impairment may exist.

Revenue Recognition
Revenue Recognition
The Company recognizes revenue at the time the customer takes possession of the merchandise.  Customer returns are immaterial.  Sales taxes are not included in revenue.

The services the Company provided to its pharmacy benefit management (PBM) clients included: plan set-up, claims adjudication with network pharmacies, formulary management, and reimbursement services.  Through its PBM, the Company acted as an agent in administering pharmacy reimbursement contracts and did not assume credit risk.  Therefore, revenue was recognized as only the differential between the amount receivable from the client and the amount owed to the network pharmacy.  The Company acted as an agent to its clients with respect to administrative fees for claims adjudication.  Those service fees were recognized as revenue.

Gift Cards
Gift Cards
The Company sells Walgreens gift cards to retail store customers and through its website.  The Company does not charge administrative fees on unused gift cards and most gift cards do not have an expiration date.  Income from gift cards is recognized when (1) the gift card is redeemed by the customer; or (2) the likelihood of the gift card being redeemed by the customer is remote ("gift card breakage") and there is no legal obligation to remit the value of unredeemed gift cards to the relevant jurisdictions.  The Company’s gift card breakage rate is determined based upon historical redemption patterns.  Gift card breakage income, which is included in selling, general and administrative expenses, was not significant in fiscal 2011, 2010 or 2009.

Impaired Assets and Liabilities for Store Closings
Impaired Assets and Liabilities for Store Closings
The Company tests long-lived assets for impairment whenever events or circumstances indicate that a certain asset may be impaired.  Store locations that have been open at least five years are reviewed for impairment indicators at least annually.  Once identified, the amount of the impairment is computed by comparing the carrying value of the assets to the fair value, which is based on the discounted estimated future cash flows.  Impairment charges included in selling, general and administrative expenses were  $44 million in fiscal 2011,  $17 million in fiscal 2010 and  $10 million in fiscal 2009.

The Company also provides for future costs related to closed locations.  The liability is based on the present value of future rent obligations and other related costs (net of estimated sublease rent) to the first lease option date.  The reserve for store closings was  $145 million,  $151 million and  $99 million in fiscal 2011, 2010 and 2009, respectively.  See Note 3 for additional disclosure regarding the Company’s reserve for future costs related to closed locations.

Advertising Costs
Advertising Costs
Advertising costs, which are reduced by the portion funded by vendors, are expensed as incurred.  Net advertising expenses, which are included in selling, general and administrative expenses, were  $271 million in fiscal 2011,  $271 million in fiscal 2010 and  $334 million in fiscal 2009.  Included in net advertising expenses were vendor advertising allowances of  $218 million in fiscal 2011,  $197 million in fiscal 2010 and  $174 million in fiscal 2009.

Stock-Based Compensation Plans
Stock-Based Compensation Plans
In accordance with ASC Topic 718, Compensation – Stock Compensation, the Company recognizes compensation expense on a straight-line basis over the employee's vesting period or to the employee's retirement eligible date, if earlier.

Total stock-based compensation expense for fiscal 2011, 2010 and 2009 was  $135 million,  $84 million and  $84 million, respectively.  The recognized tax benefit was  $49 million,  $29 million and  $29 million for fiscal 2011, 2010 and 2009, respectively.

Unrecognized compensation cost related to non-vested awards at August 31, 2011, was  $122 million.  This cost is expected to be recognized over a weighted average of three years.

Income Taxes
Income Taxes
The Company accounts for income taxes according to the asset and liability method. Under this method, deferred tax assets and liabilities are recognized based upon the estimated future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured pursuant to tax laws using rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled.  The effect on deferred tax assets and liabilities of a change in tax rate is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce deferred tax assets to the amounts more likely than not to be realized.

In determining the Company’s provision for income taxes, an annual effective income tax rate based on full-year income, permanent differences between book and tax income, and statutory income tax rates is used. The effective income tax rate also reflects the Company’s assessment of the ultimate outcome of tax audits. Discrete events such as audit settlements or changes in tax laws are recognized in the period in which they occur.

The Company is subject to routine income tax audits that occur periodically in the normal course of business.  U.S. federal, state and local and foreign tax authorities raise questions regarding the Company’s tax filing positions, including the timing and amount of deductions and the allocation of income among various tax jurisdictions. In evaluating the tax benefits associated with its various tax filing positions, the Company records a tax benefit for uncertain tax positions using the highest cumulative tax benefit that is more likely than not to be realized. Adjustments are made to the liability for unrecognized tax benefits in the period in which the Company determines the issue is effectively settled with the tax authorities, the statute of limitations expires for the return containing the tax position or when more information becomes available. The Company’s liability for unrecognized tax benefits, including accrued penalties and interest, is included in other long-term liabilities on the Consolidated Balance Sheets and in income tax expense in the Consolidated Statements of Earnings.

Earnings Per Share
Earnings Per Share
The dilutive effect of outstanding stock options on earnings per share is calculated using the treasury stock method.  Stock options are anti-dilutive and excluded from the earnings per share calculation if the exercise price exceeds the average market price of the common shares.  Outstanding options to purchase common shares were excluded from the earnings per share calculations because they were anti-dilutive.  At August 31, 2011 and 2010, these options were 16,869,061 and 30,661,551, respectively.

Interest Expense
Interest Expense
The Company capitalized  $10 million,  $12 million and  $16 million of interest expense as part of significant construction projects during fiscal 2011, 2010 and 2009, respectively.  Interest paid, which is net of capitalized interest, was  $89 million in fiscal years 2011, 2010 and 2009.

New Accounting Pronouncements
New Accounting Pronouncements
In August 2010, the Financial Accounting Standards Board (FASB) issued an exposure draft on lease accounting that would require entities to recognize assets and liabilities arising from lease contracts on the balance sheet.  The proposed exposure draft states that lessees and lessors should apply a “right-of-use model” in accounting for all leases.  Under the proposed model, lessees would recognize an asset for the right to use the leased asset, and a liability for the obligation to make rental payments over the lease term.  The lease term is defined as the longest possible term that is “more likely than not” to occur.  The accounting by a lessor would reflect its retained exposure to the risks or benefits of the underlying leased asset.  A lessor would recognize an asset representing its right to receive lease payments based on the expected term of the lease.  On the basis of feedback received from comment letters, roundtables, and outreach sessions, the FASB has made significant changes to the proposals in the exposure draft and therefore has decided to re-expose the revised exposure draft in the first quarter of 2012.  The proposed standard, as currently drafted, will have a material impact on the Company’s reported results of operations and financial position.  The impact of this exposure draft is non-cash in nature and will not affect the Company’s cash position.

On June 16, 2011, the FASB issued Accounting Standards Update (ASU) 2011-05, Presentation of Comprehensive Income.  ASU 2011-05 requires entities to present the total of comprehensive income, the components of net income and the components of other comprehensive income in either (1) a single continuous statement of comprehensive income or (2) two separate but consecutive statements.  The ASU does not change the items that are required to be reported in other comprehensive income.  The ASU is effective for interim and annual periods beginning after December 15, 2011 and should be applied retrospectively.  The Company is still evaluating which of the two alternatives it will apply in reporting comprehensive income.  Neither alternative will have a material impact on the Company’s results of operations or financial position.

On September 15, 2011, the FASB issued ASU 2011-08, “Intangibles – Goodwill and Other (Topic 350): Testing Goodwill for Impairment” which simplifies how an entity is required to test goodwill for impairment. This ASU would allow an entity to first assess qualitative factors to determine whether it is necessary to perform the two-step quantitative goodwill impairment test. Under the ASU, an entity would not be required to calculate the fair value of a reporting unit unless the entity determines, based on a qualitative assessment, that it is more likely than not that its fair value is less than its carrying amount. The ASU includes a number of factors to consider in conducting the qualitative assessment.  The ASU is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011.  Early adoption is permitted. This standard is not expected to have a material impact on the Company’s reported results of operations or financial position.

Insurance Policy
Insurance
The Company obtains insurance coverage for catastrophic exposures as well as those risks required by law to be insured.  It is the Company's policy to retain a significant portion of certain losses related to workers' compensation, property, comprehensive general, pharmacist and vehicle liability.  Liabilities for these losses are recorded based upon the Company's estimates for claims incurred and are not discounted.  The provisions are estimated in part by considering historical claims experience, demographic factors and other actuarial assumptions.

Preopening Expense Policy	Pre-Opening Expenses Non-capital expenditures incurred prior to the opening of a new or remodeled store are expensed as incurred.
Financial Instruments
Financial Instruments
The Company had  $143 million and  $185 million of outstanding letters of credit at August 31, 2011 and 2010, respectively, which guarantee the purchase of foreign goods.  Additional outstanding letters of credit of  $40 million and  $233 million at August 31, 2011 and 2010, respectively, which guaranteed payments of insurance claims.  The insurance claim letters of credit are annually renewable and will remain in place until the insurance claims are paid in full.  In the current fiscal year, the Company began using restricted cash to secure some of its insurance claims.   Letters of credit of  $13 million and  $19 million were outstanding at August 31, 2011, and August 31, 2010, respectively, to guarantee performance of construction contracts.  The Company pays a facility fee to the financing bank to keep these letters of credit active.  The Company had real estate development purchase commitments of  $240 million and  $370 million at August 31, 2011 and 2010, respectively.

The Company uses interest rate swaps to manage its interest rate exposure associated with some of its fixed rate borrowings.  At August 31, 2011,  $1,550 million of fixed rate debt was converted to variable rate.  These swaps are accounted for according to ASC Topic 815, Derivatives and Hedging.  The swaps are measured at fair value in accordance with ASC Topic 820, Fair Value Measurement and Disclosures.  See Notes 8 and 9 for additional disclosure regarding financial instruments.

Summary of Major Accounting Policies (Tables)	12 Months Ended
Aug. 31, 2011
Summary of Major Accounting Policies [Abstract]
Schedule of property, plant and equipment
Property and equipment consists of (in millions):

	2011	2010
Land and land improvements
Owned locations	$3,209	$3,135
Distribution centers	96	103
Other locations	240	233
Buildings and building improvements
Owned locations	3,651	3,442
Leased locations (leasehold improvements only)	1,235	1,099
Distribution centers	596	592
Other locations	372	343
Equipment
Locations	4,468	4,126
Distribution centers	1,098	1,106
Other locations	423	410
Capitalized system development costs	328	333
Capital lease properties	118	97
	15,834	15,019
Less: accumulated depreciation and amortization	4,308	3,835
	$11,526	$11,184

Restructuring (Tables)	12 Months Ended
Aug. 31, 2011
Restructuring [Abstract]
Schedule of pre-tax charges associated with Rewiring for Growth
The following pre-tax charges associated with Rewiring for Growth have been recorded in the Consolidated Statements of Earnings (in millions):

	Twelve Months Ended August 31,
	2011	2010	2009
Severance and other benefits	$5	$16	$74
Project cancellation settlements	-	-	7
Inventory charges	-	19	63
Restructuring expense	5	35	144
Consulting	37	50	76
Restructuring and restructuring-related costs	$42	$85	$220

Cost of sales	$-	$19	$63
Selling, general and administrative expenses	42	66	157
	$42	$85	$220

Restructuring Reserve
The following balances have been recorded in accrued expenses and other liabilities on the Consolidated Condensed Balance Sheets (In millions):

Severance and Other Benefits
August 31, 2009 Reserve Balance	$4
Charges	19
Cash Payments	(23)
August 31, 2010 Reserve Balance	$-
Charges	5
Cash Payments	(5)
August 31, 2011 Reserve Balance	$-

Leases (Tables)	12 Months Ended
Aug. 31, 2011
Leases [Abstract]
Schedule of Future Minimum Lease Payments for Capital Lease and Operating Lease
Minimum rental commitments at August 31, 2011, under all leases having an initial or remaining non-cancelable term of more than one year are shown below (in millions):

	Capital Lease	Operating Lease
2012	$9	$2,381
2013	11	2,379
2014	11	2,336
2015	10	2,277
2016	10	2,215
Later	168	24,617
Total minimum lease payments	$219	$36,205

Reserve for Facility Closings and Related Lease Termination Charges
The changes in reserve for facility closings and related lease termination charges include the following (in millions):

	Twelve Months Ended August 31
	2011	2010
Balance – beginning of period	$151	$99
Provision for present value of non-cancellable lease payments of closed facilities	49	77
Assumptions about future sublease income, terminations and changes in interest rates	(19)	(9)
Interest accretion	24	22
Cash payments, net of sublease income	(60)	(45)
Reserve acquired through acquisition	-	7
Balance – end of period	$145	$151

Schedule of Rental Expense	Rental expense was as follows (in millions):
	2011	2010	2009
Minimum rentals	$2,506	$2,218	$1,973
Contingent rentals	9	9	11
Less: Sublease rental income	(15)	(9)	(9)
	$2,500	$2,218	$1,975

Acquisitions (Tables)	12 Months Ended
Aug. 31, 2011
Acquisitions [Abstract]
Fair value of assets acquired and liabilities assumed in acquisition of Duane Reade
The final fair values of assets acquired and liabilities assumed on April 9, 2010, are as follows (in millions):

Accounts receivable	$52
Inventory	228
Other current assets	99
Property and equipment	219
Other non-current assets	3
Intangible assets	445
Goodwill	401
Total assets acquired	1,447
Liabilities assumed	313
Debt assumed	574
Net cash paid	$560

Actual results from Duane Reade operations since acquisition
Actual results from Duane Reade operations included in the Consolidated Statements of Earnings since the date of acquisition are as follows (in millions, except per share amounts):

	Twelve Months Ended August,
	2011	2010
Net sales	$1,868	$732
Net loss	(7)	(56)
Net earnings per common share:
Basic	(0.01)	(0.06)
Diluted	(0.01)	(0.06)

Goodwill and Intangibles (Tables)	12 Months Ended
Aug. 31, 2011
Goodwill and Intangibles [Abstract]
Schedule of Goodwill
Changes in the carrying amount of goodwill consist of the following activity (in millions):

	2011	2010
Net book value – September 1
Goodwill	$1,915	$1,473
Accumulated impairment losses	(28)	(12)
Total	1,887	1,461
Acquisitions	158	442
Impairment charges	-	(16)
Other	(28)	-
Net book value – August 31	$2,017	$1,887

Schedule of Finite-Lived Intangible Assets by Major Class
The carrying amount and accumulated amortization of intangible assets consists of the following (in millions):

	2011	2010
Gross Intangible Assets
Purchased prescription files	$913	$749
Favorable lease interests	385	377
Purchasing and payer contracts	308	280
Non-compete agreements	95	69
Trade name	71	44
Other amortizable intangible assets	4	34
Total gross intangible assets	1,776	1,553

Accumulated amortization
Purchased prescription files	(338)	(293)
Favorable lease interests	(76)	(38)
Purchasing and payer contracts	(94)	(68)
Non-compete agreements	(43)	(33)
Trade name	(11)	(3)
Other amortizable intangibles	(2)	(4)
Total accumulated amortization	(564)	(439)
Total intangible assets, net	$1,212	$1,114

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense	Expected amortization expense for intangible assets recorded at August 31, 2011, is as follows (in millions):
2012	2013	2014	2015	2016
$218	$192	$160	$128	$90

Income Taxes (Tables)	12 Months Ended
Aug. 31, 2011
Income Taxes [Abstract]
Provisions for income taxes and the difference between the statutory federal income tax rate and effective tax rate
The provision for income taxes consists of the following (in millions):

	2011	2010	2009
Current provision -
Federal	$1,301	$1,129	$807
State	147	90	91
	1,448	1,219	898
Deferred provision -
Federal	113	62	243
State	19	1	17
	132	63	260
Income tax provision	$1,580	$1,282	$1,158

Deferred Tax Assets and Liabilities Included in the Consolidated Balance Sheet
The deferred tax assets and liabilities included in the Consolidated Balance Sheets consist of the following (in millions):

	2011	2010
Deferred tax assets -
Postretirement benefits	$214	$179
Compensation and benefits	165	228
Insurance	226	190
Accrued rent	112	176
Tax benefits	327	138
Stock compensation	179	133
Inventory	143	59
Other	78	123
Subtotal	1,444	1,226
Less: Valuation allowance	91	-
Total deferred tax assets	1,353	1,226
Deferred tax liabilities -
Accelerated depreciation	1,176	1,050
Inventory	476	356
Intangible assets	49	117
Other	31	45
Subtotal	1,732	1,568
Net deferred tax liabilities	$379	$342

Reconciliation of the total amounts of unrecognized tax benefits
The following table provides a reconciliation of the total amounts of unrecognized tax benefits for fiscal 2011 (in millions):

	2011	2010	2009
Balance at beginning of year	$93	$128	$64
Gross increases related to tax positions in a prior period	25	12	38
Gross decreases related to tax positions in a prior period	(68)	(57)	(5)
Gross increases related to tax positions in the current period	54	37	38
Settlements with taxing authorities	(8)	(21)	(1)
Lapse of statute of limitations	(2)	(6)	(6)
Balance at end of year	$94	$93	$128

Short Term Borrowings and Long Term Debt (Tables)	12 Months Ended
Aug. 31, 2011
Short Term Borrowings and Long Term Debt [Abstract]
Short-Term Borrowings and Long-Term Debt
Short-term borrowings and long-term debt consists of the following at August 31 (in millions):

	2011	2010
Short-Term Borrowings -
Current maturities of loans assumed through the purchase of land and buildings; various interest rates from 5.00% to 8.75%; various maturities from 2012 to 2035	$8	$7
Other	5	5
Total short-term borrowings	$13	$12

Long-Term Debt -
4.875% unsecured notes due 2013 net of unamortized discount and interest rate swap fair market value adjustment (see Note 8)	$1,339	$1,348
5.250% unsecured notes due 2019 net of unamortized discount and interest rate swap fair market value adjustment (see Note 8)	1,011	995
Loans assumed through the purchase of land and buildings; various interest rates from 5.00% to 8.75%; various maturities from 2012 to 2035	54	53
	2,404	2,396
Less current maturities	(8)	(7)
Total long-term debt	$2,396	$2,389

Financial Instruments (Tables)	12 Months Ended
Aug. 31, 2011
Financial Instruments [Abstract]
Notional amounts of derivative instruments outstanding	The notional amounts of derivative instruments outstanding at August 31, 2011 and 2010, were as follows (in millions):
	2011	2010
Derivatives designated as hedges:
Interest rate swaps	$1,550	$1,300

Fair value balance sheet presentation
The fair value and balance sheet presentation of derivative instruments at August 31, 2011, were as follows (in millions):

	Location in Consolidated Balance Sheet	2011	2010
Asset derivatives designated as hedges:
Interest rate swaps	Other non-current assets	$63	$44

Fair Value Measurements (Tables)	12 Months Ended
Aug. 31, 2011
Fair Value Measurements [Abstract]
Assets and liabilities measured at fair value on a recurring basis
Assets and liabilities measured at fair value on a recurring basis were as follows (in millions):

	August 31, 2011	Level 1	Level 2	Level 3
Assets:
Money market funds	$1,239	$1,239	$-	$-
Interest rate swaps	63	-	63	-

	August 31, 2010	Level 1	Level 2	Level 3
Assets:
Money market funds	$1,030	$1,030	$-	$-
Interest rate swaps	44	-	44	-

Assets measured at fair value on a non-recurring basis	Assets measured at fair value on a non-recurring basis were as follows (in millions):
	August 31, 2010	Level 1	Level 2	Level 3
Assets:
Goodwill	$3	-	-	$3

Stock Compensation Plans (Tables)	12 Months Ended
Aug. 31, 2011
Stock Compensation Plans [Abstract]
Stock Option Plans
A summary of information relative to the Company’s stock option plans follows:

Options	Shares	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (in millions)
Outstanding at August 31, 2010	49,107,203	34.75	6.03	$16
Granted	9,015,933	28.93
Exercised	(4,349,340)	33.74
Expired/Forfeited	(4,739,950)	35.44
Outstanding at August 31, 2011	49,033,846	33.70	6.04	193
Vested or expected to vest at August 31, 2011	28,919,936	29.89	7.75	164
Exercisable at August 31, 2011	19,154,555	39.63	3.32	$24

Restricted Stock Awards and Stock Unit Plan
A summary of information relative to the Company’s restricted stock awards follows:

Nonvested Shares	Shares	Weighted-Average Grant-Date Fair Value
Nonvested at August 31, 2010	96,710	$37.53
Granted	-	-
Forfeited	(111)	36.43
Vested	(48,553)	38.92
Nonvested at August 31, 2011	48,046	$36.13

A summary of information relative to the Company’s restricted stock unit plan follows:

Outstanding Shares	Shares	Weighted-Average Grant-Date Fair Value
Outstanding at August 31, 2010	1,148,164	$34.40
Granted	1,005,255	33.13
Dividends	37,510	38.16
Forfeited	(191,137)	33.31
Vested	(88,555)	32.76
Outstanding at August 31, 2011	1,911,237	$33.94

Assumptions Used to Determined Fair Value of Each Option Grant Using the Black-Scholes Option Pricing Model
The fair value of each option grant was determined using the Black-Scholes option pricing model with weighted-average assumptions used in fiscal 2011, 2010 and 2009:

	2011	2010	2009
Risk-free interest rate (1)	2.12%	3.14%	3.47%
Average life of option (years) (2)	7.2	7.3	6.8
Volatility (3)	28.08%	28.01%	34.00%
Dividend yield (4)	1.94%	1.91%	2.30%
Weighted-average grant-date fair value
Granted at market price	$8.12	$9.80	$9.14

Summary information relative to the Performance Share Plan
A summary of information relative to the Company’s performance share plan follows:

Outstanding Shares	Shares	Weighted-Average Grant-Date Fair Value
Outstanding at August 31, 2010	996,621	$35.02
Granted	840,101	28.30
Forfeited	(17,054)	29.21
Vested	-	-
Outstanding at August 31, 2011	1,819,668	$31.83

Retirement Benefits (Tables)	12 Months Ended
Aug. 31, 2011
Retirement Benefits [Abstract]
Schedule of retirement benefit plans disclosures
Components of net periodic benefit costs (in millions):

	2011	2010	2009
Service cost	$15	$11	$12
Interest cost	22	20	26
Amortization of actuarial loss	14	7	4
Amortization of prior service cost	(10)	(10)	(6)
Special retirement benefit	-	-	4
Curtailment gain	-	-	(16)
Total postretirement benefit cost	$41	$28	$24

Change in benefit obligation (in millions):

	2011	2010
Benefit obligation at September 1	$441	$328
Service cost	15	11
Interest cost	22	20
Actuarial (gain) loss	(57)	92
Benefit payments	(18)	(14)
Participants’ contributions	4	4
Benefit obligation at August 31	$407	$441

Change in plan assets (in millions):

	2011	2010
Plan assets at fair value at September 1	$-	$-
Plan participants’ contributions	4	4
Employer contributions	14	10
Benefits paid	(18)	(14)
Plan assets at fair value at August 31	$-	$-

Funded status (in millions):

	2011	2010
Funded status	$(407)	$(441)
Unrecognized actuarial gain	-	-
Unrecognized prior service cost	-	-
Accrued benefit cost at August 31	$(407)	$(441)

Amounts recognized in the Consolidated Balance Sheets (in millions):

	2011	2010
Current liabilities (present value of expected 2012 net benefit payments)	$(11)	$(11)
Non-current liabilities	(396)	(430)
Net liability recognized at August 31	$(407)	$(441)

Amounts recognized in accumulated other comprehensive (income) loss (in millions):

	2011	2010
Prior service credit	$(121)	$(131)
Net actuarial loss	117	188

Amounts expected to be recognized as components of net periodic costs for fiscal year 2012 (in millions):

2012
Prior service credit	$(10)
Net actuarial loss	8

Effect of one percentage point change in assumed health care cost trend rate
A one percentage point change in the assumed medical cost trend rate would have the following effects (in millions):

	1% Increase	1% Decrease
Effect on service and interest cost	$7	$(6)
Effect on postretirement obligation	73	(59)

Estimated future benefit payments and federal subsidy	Estimated future benefit payments and federal subsidy (in millions):
	Estimated Future Benefit Payments	Estimated Federal Subsidy
2012	13	1
2013	14	2
2014	15	2
2015	17	2
2016	19	3
2017-2021	133	21

Supplementary Financial Information (Tables)	12 Months Ended
Aug. 31, 2011
Supplementary Financial Information [Abstract]
Assets and liabilities included in consolidated balance sheet captions
Included in the Consolidated Balance Sheets captions are the following assets and liabilities (in millions):

	2011	2010
Accounts receivable -
Accounts receivable	$2,598	$2 ,554
Allowance for doubtful accounts	(101)	(104)
	$2,497	$2,450
Other non-current assets -
Intangible assets, net (see Note 5)	$1,212	$1,114
Other	377	168
	$1,589	$1,282
Accrued expenses and other liabilities -
Accrued salaries	$856	$781
Taxes other than income taxes	489	419
Insurance	230	233
Profit sharing	253	197
Other	1,247	1,133
	$3,075	$2,763
Other non-current liabilities -
Postretirement health care benefits	$396	$430
Accrued rent	418	384
Insurance	346	330
Other	625	591
	$1,785	$1,735

Summary of quarterly results
Quarter Ended
	November	February	May	August	Fiscal Year
Fiscal 2011
Net Sales	$17,344	$18,502	$18,371	$17,967	$72,184
Gross Profit	4,945	5,324	5,154	5,069	20,492
Net Earnings	580	739	603	792	2,714
Per Common Share -
Basic	$.62	$.80	$.66	$.88	$2.97
Diluted	.62	.80	.65	.87	2.94
Cash Dividends Declared Per Common Share	$.1750	$.1750	$.1750	$.2250	$.7500
Fiscal 2010
Net Sales	$16,364	$16,987	$17,199	$16,870	$67,420
Gross Profit	4,538	4,897	4,749	4,792	18,976
Net Earnings	489	669	463	470	2,091
Per Common Share -
Basic	$.49	$.68	$.47	$.49	$2.13
Diluted	.49	.68	.47	.49	2.12
Cash Dividends Declared Per Common Share	$.1375	$.1375	$.1375	$.1750	$.5875

Common stock price high and low sales price for each quarter.
Below is the Consolidated Transaction Reporting System high and low sales price for each quarter of fiscal 2011 and 2010.

		Quarter Ended
		November	February	May	August	Fiscal Year
Fiscal 2011	High	$35.27	$42.91	$44.67	$44.91	$44.91
	Low	27.17	35.17	38.82	34.11	27.17
Fiscal 2010	High	$40.37	$39.37	$37.83	$32.82	$40.37
	Low	33.55	33.29	31.92	26.36	26.36

Five-year cumulative total return on common stock
	Value of Investment at August 31,
	2006	2007	2008	2009	2010	2011
Walgreen Co.	$100.00	$91.80	$75.01	$70.95	$57.29	$76.50
S&P 500 Index	100.00	115.13	102.31	83.63	87.74	103.97
Value Line Pharmacy Services Industry Index	100.00	105.54	104.80	102.09	89.34	115.93

Summary of Major Accounting Policies (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Aug. 31, 2011	Aug. 31, 2010	Aug. 31, 2009
Summary of Major Accounting Policies [Abstract]
Number of drugstores and other locations (in stores)	8,210
Number of states that have store locations	50
Prescription sales as a percentage of total sales (in hundredths)	64.70%	65.20%	65.30%
Credit and debit card receivables	$ 83	$ 80
Money market funds	1,239	1,030
U.S. Treasury Bills included in cash and cash equivalents	0	600
Outstanding checks in excess of funds on deposit at certain banks	229	235
Restricted cash	191	0
Outstanding letters of credit that guarantee foreign trade purchases	143	185
Outstanding letters of credit that guarantee payments of insurance claims	40	233
Outstanding letters of credit that guarantee performance of construction contracts	13	19
Real estate development purchase commitments	240	370
Value of debt converted from fixed to variable rate	1,550
Inventory increase in carrying amount if valued on FIFO basis	1,587	1,379
Property, Plant and Equipment [Line Items]
Property and equipment	15,834	15,019
Less: accumulated depreciation and amortization	4,308	3,835
Property and equipment, net	11,526	11,184
Depreciation expense for property and equipment	809	804	787
Internally developed software amortization	58	44	40
Unamortized capitalized software costs	230	244
Impairment charges included in selling, general and administrative expenses	44	17	10
Reserve for store closings	145	151	99
Net advertising expenses	271	271	334
Vendor advertising allowances	218	197	174
Total stock-based compensation expense	135	84	84
Recognized tax benefit, stock-based compensation	49	29	29
Unrecognized compensation cost related to non-vested awards	122
Share-based compensation cost not yet recognized, period for recognition (in years)	three
Outstanding options to purchase common shares excluded from earnings per share calculations (in shares)	16,869,061	30,661,551
Capitalized interest as a part of significant construction projects	10	12	16
Interest paid, net of capitalized interest	89	89	89
Amount included in accumulated other comprehensive income related to the Company's postretirement plan, pretax	4	57
Amount included in accumulated other comprehensive income related to the Company's postretirement plan, after tax	16	24
Minimum postretirement liability	407	441
Land and Land Improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives range, minimum (in years)	10
Estimated useful lives range, maximum (in years)	39
Land and Land Improvements [Member] | Owned Locations [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	3,209	3,135
Land and Land Improvements [Member] | Distribution Centers [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	96	103
Land and Land Improvements [Member] | Other Locations [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	240	233
Building and Building Improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives range, minimum (in years)	10
Estimated useful lives range, maximum (in years)	39
Building and Building Improvements [Member] | Owned Locations [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	3,651	3,442
Building and Building Improvements [Member] | Distribution Centers [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	596	592
Building and Building Improvements [Member] | Other Locations [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	372	343
Building and Building Improvements [Member] | Leased Location (Leasehold Improvement) [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	1,235	1,099
Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives range, minimum (in years)	3
Estimated useful lives range, maximum (in years)	12.5
Equipment [Member] | Owned Locations [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	4,468	4,126
Equipment [Member] | Distribution Centers [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	1,098	1,106
Equipment [Member] | Other Locations [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	423	410
Capitalized System Development Costs [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	328	333
Capital Lease Properties [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	$ 118	$ 97

Restructuring (Details) (USD $)	12 Months Ended
	Aug. 31, 2011	Aug. 31, 2010	Aug. 31, 2009
Restructuring [Line Items]
Restructuring, number of employees separated during current fiscal year	72
Restructuring, number of employees separated, inception to date	962
Severance and other benefits [Member] | Selling General And Administrative Expense [Member]
Restructuring [Line Items]
Pre-tax charges associated with Company's restructuring initiatives	$ 5,000,000	$ 16,000,000	$ 74,000,000
Project cancellation settlements [Member] | Selling General And Administrative Expense [Member]
Restructuring [Line Items]
Pre-tax charges associated with Company's restructuring initiatives	0	0	7,000,000
Inventory Charges [Member] | Cost of sales [Member]
Restructuring [Line Items]
Pre-tax charges associated with Company's restructuring initiatives	0	19,000,000	63,000,000
Restructuring Expense [Member]
Restructuring [Line Items]
Pre-tax charges associated with Company's restructuring initiatives	5,000,000	35,000,000	144,000,000
Consulting [Member] | Selling General And Administrative Expense [Member]
Restructuring [Line Items]
Pre-tax charges associated with Company's restructuring initiatives	37,000,000	50,000,000	76,000,000
Restructuring And Restructuring Related Costs [Member]
Restructuring [Line Items]
Pre-tax charges associated with Company's restructuring initiatives	42,000,000	85,000,000	220,000,000
Restructuring And Restructuring Related Costs [Member] | Cost of sales [Member]
Restructuring [Line Items]
Pre-tax charges associated with Company's restructuring initiatives	0	19,000,000	63,000,000
Restructuring And Restructuring Related Costs [Member] | Selling General And Administrative Expense [Member]
Restructuring [Line Items]
Pre-tax charges associated with Company's restructuring initiatives	42,000,000	66,000,000	157,000,000
Rewiring for Growth [Member] | Accrued expenses and other liabilities [Member]
Restructuring Reserve [Roll Forward]
Reserve Balance, beginning of period	0	4,000,000
Charges	5,000,000	19,000,000
Cash Payments	(5,000,000)	(23,000,000)
Reserve Balance, end of period	0	0
Customer Centric Retailing [Member]
Customer Centric Retailing Initiative [Abstract]
Total Customer Centric Retailing Program Costs	144,000,000	71,000,000	5,000,000
Customer Centric Retailing program costs - selling, general and administrative expenses	84,000,000	45,000,000	5,000,000
Customer Centric Retailing program costs - capital	60,000,000	26,000,000	0
Customer Centric Retailing [Member] | Existing Stores [Member]
Customer Centric Retailing Initiative [Abstract]
Approximate number of existing stores to be involved in Customer Centric Retailing initiative (in stores)	5,500
Number of stores converted to Customer Centric Retailing format (in stores)	5,078
Customer Centric Retailing [Member] | New Stores [Member]
Customer Centric Retailing Initiative [Abstract]
Number of stores converted to Customer Centric Retailing format (in stores)	509
Expected cost of Customer Centric Retailing conversion per store	$ 45,000

Leases (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Aug. 31, 2011	Aug. 31, 2010	Aug. 31, 2009
Leases [Abstract]
Percentage of operating locations (in hundredths)	21.00%
Initial term of operating lease, lower range	20 years
Initial term of operating lease, upper range	25 years
Cancellation option intervals related to additional terms of lease	five-year intervals
Executory costs and imputed interest	$ 106
Minimum sublease rentals	18
Charges related to facilities that were closed or relocated	54	90	67
Number of assigned leases (in number of lease)	27
Maximum potential undiscounted future payments	30
Capital Leases, Future Minimum Payments Due [Abstract]
2012	9
2013	11
2014	11
2015	10
2016	10
Later	168
Total minimum lease payments	219
Operating Leases, Future Minimum Payments Due [Abstract]
2012	2,381
2013	2,379
2014	2,336
2015	2,277
2016	2,215
Later	24,617
Total minimum lease payments	36,205
Changes in Reserve for Facility Closings and Related Lease Termination Charges [Roll Forward]
Balance - beginning of period	151	99
Provision for present value of non-cancellable lease payments of closed facilities	49	77
Assumptions about future sublease income, terminations, and changes in interest rates	(19)	(9)
Interest accretion	24	22
Cash payments, net of sublease income	(60)	(45)
Reserve acquired through acquisition	0	7
Balance - end of period	145	151	99
Rent Expense, Net [Abstract]
Minimum rentals	2,506	2,218	1,973
Contingent rentals	9	9	11
Less: Sublease rental income	(15)	(9)	(9)
Total rental expense	$ 2,500	$ 2,218	$ 1,975

Acquisitions (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended								12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended
	Aug. 31, 2011	Aug. 31, 2010	Aug. 31, 2009	Aug. 31, 2011 Duane Reade [Member]	Aug. 31, 2010 Duane Reade [Member]	Apr. 09, 2010 Duane Reade [Member]	Jun. 03, 2011 Drugstore.com [Member]	Aug. 31, 2011 All business and intangible asset acquisitions, excluding drugstore.com [Member]	Aug. 31, 2011 Walgreens Health Initiatives Inc. [Member]	Jun. 03, 2011 Walgreens Health Initiatives Inc. [Member]	Aug. 31, 2010 Favorable Lease Interests [Member]	Apr. 09, 2010 Favorable Lease Interests [Member]	Aug. 31, 2010 Customer Relationships [Member]	Apr. 09, 2010 Customer Relationships [Member]	Aug. 31, 2010 Trade Name [Member]	Apr. 09, 2010 Trade Name [Member]	Aug. 31, 2010 Other Intangible Assets [Member]	Apr. 09, 2010 Other Intangible Assets [Member]
Business Acquisition [Line Items]
Number of stores acquired (in stores)						258
Number of distribution centers acquired						2
Total purchase price (including the assumption of debt)						$ 1,134	$ 398	$ 232
Debt fair market value purchase price adjustment						81
Tax deductible goodwill						0
Accounts receivable						52
Inventory						228
Other current assets						99
Property and equipment						219
Other non-current assets						3
Intangible assets						445	122	193
Goodwill						401	132	26
Total assets acquired						1,447
Liabilities assumed						313
Debt assumed						574	17
Net cash paid						560
Federal net operating losses assumed in acquisition						286
State net operating losses assumed in acquisition						261
Net earnings per common share [Abstract]
Basic (in dollars per share)				$ (0.01)	$ (0.06)
Diluted (in dollars per share)				$ (0.01)	$ (0.06)
Costs incurred related to the acquisition				32	71
Net sales				1,868	732
Net loss				(7)	(56)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Sales price of cash transaction										525
Amount held in escrow										40
Net cash proceeds from sale									442
Pre-tax gain on sale of business	434	0	0						434
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired finite-lived intangible asset, amount												$ 303		$ 75		$ 38		$ 29
Acquired finite-lived intangible asset, weighted average useful life (in years)											10		10		5		10

Goodwill and Intangibles (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Aug. 31, 2011	Aug. 31, 2010	Aug. 31, 2009
Goodwill and Intangibles [Abstract]
Percentage by which fair value exceeds carrying amount, minimum (in hundredths)	5.00%
Percentage by which fair value exceeds carrying amount, more than this percentage, maximum (in hundredths)	300.00%
Number of reporting unites where fair value exceeds carrying amount by less than ten percent (in number of units)	2
Goodwill allocated to reporting units	$ 173
Amount of Long Term Care Pharmacy's goodwill impaired as result of asset sale agreement		16
Change in estimated future cash flows (in hundredths)	1.00%
Percentage decrease in estimated fair value of reporting unit (in hundredths)	1.00%
Decrease in the long-term net sales growth rate resulting in impact to estimated cash flows (in hundredths)	1.00%
Percentage point increase in estimated discount rates for reporting units whose fair value exceeded carrying value (in hundredths)	1.00%
Goodwill [Roll Forward]
Goodwill			1,473
Accumulated impairment losses		(28)	(12)
Total	1,887
Acquisitions	158	442
Impairment charges	0	(16)
Other	(28)	0
Net book value - Ending Period	2,017	1,887
Finite-Lived Intangible Assets [Line Items]
Gross Intangible Assets	1,776	1,553
Accumulated amortization	(564)	(439)
Intangible assets, Net	1,212	1,114
Amortization expense for intangible assets	219	182	148
Estimated annual intangible assets amortization expense [Abstract]
2012	218
2013	192
2014	160
2015	128
2016	90
Purchased Prescription File [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Intangible Assets	913	749
Accumulated amortization	(338)	(293)
The weighted-average amortization period (in years)	7	6
Lease Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Intangible Assets	385	377
Accumulated amortization	(76)	(38)
The weighted-average amortization period (in years)	11	11
Purchasing and Payer Contract [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Intangible Assets	308	280
Accumulated amortization	(94)	(68)
The weighted-average amortization period (in years)	13	13
Non-compete Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Intangible Assets	95	69
Accumulated amortization	(43)	(33)
The weighted-average amortization period (in years)	5	5
Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Intangible Assets	71	44
Accumulated amortization	(11)	(3)
The weighted-average amortization period (in years)	9	5
Indefinite life assets	6	6
Other Amortizable Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Intangible Assets	4	34
Accumulated amortization	$ (2)	$ (4)
The weighted-average amortization period (in years)	10	10

Income Taxes (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Aug. 31, 2011	Aug. 31, 2010	Aug. 31, 2009
Current provision [Abstract]
Federal	$ 1,301	$ 1,129	$ 807
State	147	90	91
Total Current Provisions for income taxes	1,448	1,219	898
Deferred provision [Abstract]
Federal	113	62	243
State	19	1	17
Total Deferred Provision for income taxes	132	63	260
Total Current and Deferred Provision for income taxes	1,580	1,282	1,158
Difference between statutory federal income tax rate and effective tax rate [Abstract]
Federal statutory rate (in hundredths)	35.00%	35.00%	35.00%
State income taxes, net of federal benefit (in hundredths)	2.60%	2.20%	2.20%
Medicare Part D Subsidy (in hundredths)	0.00%	1.30%	0.00%
Other (in hundredths)	(0.80%)	(0.50%)	(0.60%)
Effective income tax rate (in hundredths)	36.80%	38.00%	36.60%
Deferred tax assets [Abstract]
Postretirement benefits	214	179
Compensation and benefits	165	228
Insurance	226	190
Accrued rent	112	176
Tax benefits	327	138
Stock compensation	179	133
Inventory	143	59
Other	78	123
Subtotal deferred tax assets	1,444	1,226
Less: Valuation Allowance	91	0
Total Deferred Tax Assets	1,353	1,226
Deferred tax liabilities [Abstract]
Accelerated depreciation	1,176	1,050
Inventory	476	356
Intangible assets	49	117
Other	31	45
Total Deferred Tax Liabilities	1,732	1,568
Operating Loss Carryforwards [Line Items]
Deferred Tax Assets, Operating Loss Carryforwards	287
Net deferred tax liabilities	379	342
Income taxes paid	1,320	1,195	768
Balance at beginning of year	93	128	64
Gross increases related to tax positions in a prior period	25	12	38
Gross decreases related to tax positions in a prior period	(68)	(57)	(5)
Gross increases related to tax positions in the current period	54	37	38
Settlements with taxing authorities	(8)	(21)	(1)
Lapse of statute of limitations	(2)	(6)	(6)
Balance at end of year	94	93	128
Unrecognized tax benefits would favorably impact the effective tax rate if recognized	81	57	43
Accrued Interest and penalties in income tax provision	24	20
Number of months of increase(decrease) in unrecognized tax benefit with respect to uncertain unrecognized tax positions (in months)	12
Internal Revenue Service (IRS) [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	452
State and Local Jurisdiction [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	$ 940

Short Term Borrowings and Long Term Debt (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Aug. 31, 2011	Aug. 31, 2010
Short-Term Borrowings [Abstract]
Current maturities of loans assumed through the purchase of land and buildings	$ (8)	$ (7)
Other short-term borrowings	13	12
Number of unsecured backup syndicated lines of credit	2
Long-Term Debt [Abstract]
Total Long-term Debt including Current Maturities	2,404	2,396
Less current maturities	8	7
Total-long term debt	2,396	2,389
Line of Credit Facility [Line Items]
Maximum borrowing capacity	1,100
Other Short-Term Debt [Member]
Short-Term Borrowings [Abstract]
Other short-term borrowings	5	5
Assumed Loans [Member] | Loans Payable [Member]
Short-Term Borrowings [Abstract]
Current maturities of loans assumed through the purchase of land and buildings	8	7
Long-Term Debt [Abstract]
Loans assumed through the purchase of land and buildings	54	53
Less current maturities	(8)	(7)
Notes Due 2013 [Member]
Long-Term Debt [Abstract]
Stated interest rate (in hundredths)	4.88%
Notes Due 2013 [Member] | Unsecured Debt [Member]
Long-Term Debt [Abstract]
Carrying value of notes, net of unamortized discount and interest rate swap FMV adjustment	1,339	1,348
Issuance date of note	July 17, 2008,
Maturity date of note	Aug 1, 2011
Face amount of notes issued	1,300
Interest payment frequency	semiannually
Date of first interest payment	Feb 1, 2009
Call feature	The Company may redeem the notes, at any time in whole or from time to time in part, at its option at a redemption price equal to the greater of: (1) 100% of the principal amount of the notes to be redeemed; or (2) the sum of the present values of the remaining scheduled payments of principal and interest, discounted to the date of redemption on a semiannual basis at the Treasury Rate, plus 30 basis points, plus accrued interest on the notes to be redeemed to, but excluding, the date of redemption. If a change of control triggering event occurs, unless the Company has exercised its option to redeem the notes, it will be required to offer to repurchase the notes at a purchase price equal to 101% of the principal amount of the notes plus accrued and unpaid interest to the date of redemption.
Percentage of principal amount of notes to be redeemed (in hundredths)	100.00%
Basis points added to treasury rate to calculate redemption rate	30
Percentage of principal amount required on triggering event to repurchase notes (in hundredths)	101.00%
Total issuance costs	9
Underwriting fees included in total issuance costs	8
Fair value of the notes	1,403	1,446
Basis for fair value measurement	Fair value for these notes was determined based upon quoted market prices.
Notes Due 2019 [Member]
Long-Term Debt [Abstract]
Stated interest rate (in hundredths)	5.25%
Notes Due 2019 [Member] | Unsecured Debt [Member]
Long-Term Debt [Abstract]
Carrying value of notes, net of unamortized discount and interest rate swap FMV adjustment	1,011	995
Issuance date of note	January 13, 2009
Maturity date of note	Jan 15, 2019
Face amount of notes issued	1,000
Interest payment frequency	semiannually
Date of first interest payment	Jul 15, 2009
Call feature	The Company may redeem the notes, at any time in whole or from time to time in part, at its option at a redemption price equal to the greater of: (1) 100% of the principal amount of the notes to be redeemed; or (2) the sum of the present values of the remaining scheduled payments of principal and interest, discounted to the date of redemption on a semiannual basis at the Treasury Rate, plus 45 basis points, plus accrued interest on the notes to be redeemed to, but excluding, the date of redemption. If a change of control triggering event occurs, unless the Company has exercised its option to redeem the notes, it will be required to offer to repurchase the notes at a purchase price equal to 101% of the principal amount of the notes plus accrued and unpaid interest to the date of redemption.
Percentage of principal amount of notes to be redeemed (in hundredths)	100.00%
Basis points added to treasury rate to calculate redemption rate	45
Percentage of principal amount required on triggering event to repurchase notes (in hundredths)	101.00%
Total issuance costs	8
Underwriting fees included in total issuance costs	7
Fair value of the notes	1,173	1,167
Basis for fair value measurement	Fair value for these notes was determined based upon quoted market prices.
Syndicated Line of Credit Expiring 2015 [Member]
Line of Credit Facility [Line Items]
Maximum borrowing capacity	500
Expiration date	July 20, 2015
Maximum letter of credit amount allowed for issuance to reduce the amount available for borrowing	250
Covenant terms	The covenants require the Company to maintain certain financial ratios related to minimum net worth and priority debt, along with limitations on the sale of assets and purchases of investments.
Covenant compliance	At August 31, 2011, the Company was in compliance with all such covenants.
Facility fee description	The Company pays a facility fee to the financing banks to keep these lines of credit active.
Letters of credit issued	0
Syndicated Line of Credit Expiring 2012 [Member]
Line of Credit Facility [Line Items]
Maximum borrowing capacity	$ 600
Expiration date	August 13, 2012
Covenant terms	The covenants require the Company to maintain certain financial ratios related to minimum net worth and priority debt, along with limitations on the sale of assets and purchases of investments.
Covenant compliance	At August 31, 2011, the Company was in compliance with all such covenants.
Facility fee description	The Company pays a facility fee to the financing banks to keep these lines of credit active.
Letters of credit issued	0

Financial Instruments (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Aug. 31, 2011	Aug. 31, 2010
Derivatives designated as hedges [Abstract]
Interest rate swaps	$ 1,550	$ 1,300
Net unamortized fair value changes in long term debt	57	51
Notes Due 2013 [Member]
Derivatives designated as hedges [Abstract]
Stated interest rate (in hundredths)	4.88%
Notes Due 2019 [Member]
Derivatives designated as hedges [Abstract]
Stated interest rate (in hundredths)	5.25%
Interest Rate Swap [Member]
Derivatives, Fair Value [Line Items]
Asset derivatives designated as hedges	63	44
Interest Rate Swap [Member] | Interest Expense [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains and losses relating to the ineffectiveness of derivative instruments	$ 1	$ 1

Fair Value Measurements (Details) (USD $) In Millions	12 Months Ended
	Aug. 31, 2011	Aug. 31, 2010
Assets [Abstract]
Money market funds	$ 1,239	$ 1,030
Goodwill, long-term care pharmacy, carrying amount		19
Impairment charge	0	16
Deferred tax asset		6
Fair Value, Measurements, Recurring [Member] | Estimate of Fair Value, Fair Value Disclosure [Member]
Assets [Abstract]
Interest rate swaps	63	44
Money market funds	1,239	1,030
Fair Value, Measurements, Recurring [Member] | Level 1 [Member]
Assets [Abstract]
Interest rate swaps	0	0
Money market funds	1,239	1,030
Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Assets [Abstract]
Interest rate swaps	63	44
Money market funds	0	0
Fair Value, Measurements, Recurring [Member] | Level 3 [Member]
Assets [Abstract]
Interest rate swaps	0	0
Money market funds	0	0
Fair Value, Measurements, Nonrecurring [Member] | Estimate of Fair Value, Fair Value Disclosure [Member]
Assets [Abstract]
Goodwill, company's long-term care pharmacy, fair value		3
Fair Value, Measurements, Nonrecurring [Member] | Level 1 [Member]
Assets [Abstract]
Goodwill, company's long-term care pharmacy, fair value		0
Fair Value, Measurements, Nonrecurring [Member] | Level 2 [Member]
Assets [Abstract]
Goodwill, company's long-term care pharmacy, fair value		0
Fair Value, Measurements, Nonrecurring [Member] | Level 3 [Member]
Assets [Abstract]
Goodwill, company's long-term care pharmacy, fair value		$ 3

Commitments and Contingencies (Details) (SureScripts-RXhub, LLC [Member], USD $) In Millions	Aug. 31, 2011	Aug. 31, 2010
SureScripts-RXhub, LLC [Member]
Guarantor Obligations [Line Items]
Amount of guarantee obligation recoverable from another guarantor	$ 0	$ 10

Capital Stock (Details) (Common Stock [Member], USD $)	12 Months Ended
	Aug. 31, 2011	Aug. 31, 2010
2009 Repurchase Program [Member]
Equity, Class of Treasury Stock [Line Items]
Long-term dividend payout ratio target, lower range (in hundredths)	30.00%
Long-term dividend payout ratio target, upper range (in hundredths)	35.00%
Share repurchase program, authorized maximum amount	$ 2,000,000,000
Stock repurchased during current fiscal year, value	360,000,000	1,640,000,000
2011 Repurchase Program [Member]
Equity, Class of Treasury Stock [Line Items]
Share repurchase program, authorized maximum amount	1,000,000,000
Stock repurchased during current fiscal year, value	1,000,000,000
2012 Repurchase Program [Member]
Equity, Class of Treasury Stock [Line Items]
Share repurchase program, authorized maximum amount	2,000,000,000
Stock repurchased during current fiscal year, value	424,000,000
Employee Stock Plan [Member]
Equity, Class of Treasury Stock [Line Items]
Stock repurchased during current fiscal year, value	$ 244,000,000	$ 116,000,000
Shares of common stock reserved for future issuances (in shares)	65,846,553

Stock Compensation Plans (Details) (USD $)	12 Months Ended
	Aug. 31, 2011	Aug. 31, 2010	Aug. 31, 2009
Outstanding stock options [Roll Forward]
Outstanding at beginning of period (in shares)	49,107,203
Granted (in shares)	9,015,933
Exercised (in shares)	(4,349,340)
Expired/Forfeited (in shares)	(4,739,950)
Outstanding at end of period (in shares)	49,033,846	49,107,203
Vested or expected to vest at end of period (in shares)	28,919,936
Exercisable at end of period (in shares)	19,154,555
Weighted Average Price [Roll Forward]
Outstanding at beginning of period (in dollars per share)	$ 34.75
Granted (in dollars per share)	$ 28.93
Exercised (in dollars per share)	$ 33.74
Expired/Forfeited (in dollars per share)	$ 35.44
Outstanding at end of period (in dollars per share)	$ 33.7	$ 34.75
Vested or expected to vest at end of period (in dollars per share)	$ 29.89
Exercisable at end of period (in dollars per share)	$ 39.63
Remaining Contractual Terms [Roll Forward]
Outstanding at beginning of period (in dollars per share)	6.03
Outstanding at end of period (in dollars per share)	6.04	6.03
Vested or expected to vest at end of period (in dollars per share)	7.75
Exercisable at end of period (in dollars per share)	3.32
Aggregate Intrinsic Value (Roll Forward]
Outstanding at beginning of period	$ 16,000,000
Outstanding at end of period	193,000,000	16,000,000
Vested or expected to vest at end of period	164,000,000
Exercisable at end of period	24,000,000
Intrinsic value for options exercised	33,000,000	29,000,000	6,000,000
Fair value of options vested	58,000,000	53,000,000	56,000,000
Cash received from the exercise of options	147,000,000	134,000,000
Related tax benefit realized	14,000,000	11,000,000
Option Pricing Model Assumptions [Abstract]
Risk-free interest rate (in hundredths)	2.12%	3.14%	3.47%
Average life of option (in years)	7.2	7.3	6.8
Volatility (in hundredths)	28.08%	28.01%	34.00%
Dividend yield (in hundredths)	1.94%	1.91%	2.30%
Weighted-average grant-date fair value granted at market price (in dollars per share)	$ 8.12	$ 9.8	$ 9.14
Stock Purchase/Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Life of options granted to purchase common stock (in years)	10
Number of options that may be granted under this Plan (in shares)	42,000,000
Shares available for future grants/issuances (in shares)	13,166,886
Vesting period of options granted during fiscal 2011, 2010 and 2009 (in years)	three-year
Executive Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Life of options granted to purchase common stock (in years)	10
Number of options that may be granted under this Plan (in shares)	63,400,000
Shares available for future grants/issuances (in shares)	20,663,973
Vesting period of options granted during fiscal 2011, 2010 and 2009 (in years)	three-year
Broad Based Employee Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Life of options granted to purchase common stock (in years)	10
Number of options that may be granted under this Plan (in shares)	15,000,000
Shares available for future grants/issuances (in shares)	7,833,423
Number of stores opened for shares to be granted	4,000
Number of stock options granted to each employee to purchase shares of stock (in shares)	100
Emloyees Stock Purchase Plan 1982 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options that may be granted under this Plan (in shares)	94,000,000
Shares available for future grants/issuances (in shares)	18,500,086
Percentage of the fair market value that the plan permits eligible employees to purchase common stock (in hundredths)	90.00%
Long-Term Performance Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options that may be granted under this Plan (in shares)	10,000,000
Shares available for future grants/issuances (in shares)	5,682,185
Compensation expense related to the Plan	1,000,000	3,000,000	6,000,000
Outstanding shares [Roll Forward]
Outstanding shares at beginning of period (in shares)	996,621
Granted (in shares)	840,101
Forfeited (in shares)	(17,054)
Vested (in shares)	0
Outstanding shares at end of period (in shares)	1,819,668	996,621
Weighted Average Price [Roll Forward]
Outstanding Weighted Average Share Price at beginning of Period (in dollars per share)	$ 35.02
Granted (in dollars per share)	$ 28.3
Forfeited (in dollars per share)	$ 29.21
Vested (in dollars per share)	$ 0
Outstanding Weighted Average Share Price at end of Period (in dollars per share)	$ 31.83	$ 35.02
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period of options granted during fiscal 2011, 2010 and 2009 (in years)	three-year
Compensation expense related to the Plan	45,000,000	18,000,000	12,000,000
Years that compensation expense is recognized on a straight-line schedule for the performance shares (in years)	three-year
Outstanding shares [Roll Forward]
Outstanding shares at beginning of period (in shares)	1,148,164
Granted (in shares)	1,005,255
Dividends (in shares)	37,510
Forfeited (in shares)	(191,137)
Vested (in shares)	(88,555)
Outstanding shares at end of period (in shares)	1,911,237	1,148,164
Weighted Average Price [Roll Forward]
Outstanding Weighted Average Share Price at beginning of Period (in dollars per share)	$ 34.4
Granted (in dollars per share)	$ 33.13
Dividends (in dollars per share)	$ 38.16
Forfeited (in dollars per share)	$ 33.31
Vested (in dollars per share)	$ 32.76
Outstanding Weighted Average Share Price at end of Period (in dollars per share)	$ 33.94	$ 34.4
Weighted Average Price [Roll Forward]
Dividends (in dollars per share)	$ 38.16
Nonemployee Director Stock Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
The value of the annual stock grant made to directors prior to November 1, 2009	120,000
The value of the annual stock grant made to directors after November 1, 2009	$ 155,000
Number of shares each nonemployee director was granted (in shares)	4,552	4,097	4,713
Restricted Stock Awards [Member]
Outstanding shares [Roll Forward]
Outstanding shares at beginning of period (in shares)	96,710
Granted (in shares)	0
Forfeited (in shares)	(111)
Vested (in shares)	(48,553)
Outstanding shares at end of period (in shares)	48,046
Weighted Average Price [Roll Forward]
Outstanding Weighted Average Share Price at beginning of Period (in dollars per share)	$ 37.53
Granted (in dollars per share)	$ 0
Forfeited (in dollars per share)	$ 36.43
Vested (in dollars per share)	$ 38.92
Outstanding Weighted Average Share Price at end of Period (in dollars per share)	$ 36.13

Retirement Benefits (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Aug. 31, 2011	Aug. 31, 2010	Aug. 31, 2009
Retirement Benefits [Abstract]
Profit-sharing provision	$ 382	$ 300	$ 282
Contributions to profit sharing	322	293	301
Components of net periodic benefit costs [Abstract]
Service cost	15	11	12
Interest cost	22	20	26
Amortization of actuarial loss	14	7	4
Amortization of prior service cost	(10)	(10)	(6)
Special retirement benefit	0	0	4
Curtailment gain	0	0	(16)
Total postretirement benefit cost	41	28	24
Change in benefit obligation [Roll Forwad]
Benefit obligation, beginning of period	441	328
Service cost	15	11	12
Interest cost	22	20	26
Actuarial (gain) los	(57)	92
Benefit payments	(18)	(14)
Participants contributions	4	4
Benefit obligation, end of period	407	441	328
Change in plan assets [Roll Forward]
Plan assets at fair value, beginning of period	0	0
Plan participants contributions	4	4
Employer contributions	14	10
Benefits paid	(18)	(14)
Plan assets at fair value, end of period	0	0	0
Funded status [Abstract]
Funded status	407	441
Unrecognized actuarial gain	0	0
Unrecognized prior service cost	0	0
Accrued benefit cost, end of period	(407)	(441)
Amounts recognized in balance sheet [Abstract]
Current liabilities (present value of expected 2012 net benefit payments)	11	11
Non-current liabilities	396	430
Net liability recognized, end of period	(407)	(441)
Amounts recognized in accumulated other comprehensive (income) loss [Abstract]
Prior service credit	(121)	(131)
Net actuarial loss	117	188
Amounts expected to be recognized as components of net periodic costs [Abstract]
Prior service credit	(10)
Net actuarial loss	8
Assumptions used to compute postretirement benefit obligation [Abstract]
Discount rate assumption used to compute the postretirement benefit obligation, (in hundredths)	5.40%	4.95%
Discount rate assumption used to determine net periodic benefit cost (in hundredths)	4.95%	6.15%	7.50%
Percentage value of consumer price index used in assumptions to compute the postretirement benefit obligation (in hundredths)	2.00%	3.50%
Assumed Health Care Cost Trend Rates [Abstract]
Health care cost trend rate (in hundredths)	7.50%
Description of direction and pattern of change for assumed health care cost trend rate	gradually decreasing to 5.25% over the next nine years
Ultimate health care cost trend rate (in hundredths)	5.25%
Effect of One-Percentage Point Change in Assumed Health Care Cost Trend Rates [Abstract]
Effect of one percentage point increase on service and interest cost	7
Effect of one percentage point decrease on service and interest cost	(6)
Effect of one percentage point increase on postretirement obligation	73
Effect of one percentage point decrease on postretirement obligation	(59)
Estimated Future Benefit Payments [Member]
Estimated future benefit payments and federal subsidy [Abstract]
2012	13
2013	14
2014	15
2015	17
2016	19
2017-2021	133
Estimated Federal Subsidy [Member]
Estimated future benefit payments and federal subsidy [Abstract]
2012	1
2013	2
2014	2
2015	2
2016	3
2017-2021	$ 21

Supplementary Financial Information (Details) (USD $) In Millions, except Per Share data	3 Months Ended								12 Months Ended
	Aug. 31, 2011	May 31, 2011	Feb. 28, 2011	Nov. 30, 2010	Aug. 31, 2010	May 31, 2010	Feb. 28, 2010	Nov. 30, 2009	Aug. 31, 2011	Aug. 31, 2010	Aug. 31, 2009	Aug. 31, 2008	Aug. 31, 2007	Aug. 31, 2006
Non-cash transactions [Abstract]
Increase in retiree medical benefit liability									$ 62	$ 95
Dividends declared	36				29				36	29
Accrued liabilities related to purchase of property and equipment									116	44
Accounts receivable [Abstract]
Accounts receivable	2,598				2,554				2,598	2,554
Allowance for doubtful accounts	101				104				101	104
Net, Total	2,497				2,450				2,497	2,450
Other non-current assets [Abstract]
Intangible assets, net (see Note 5)	1,212				1,114				1,212	1,114
Other	377				168				377	168
Other non-current assets, Total	1,589				1,282				1,589	1,282
Accrued expenses and other liabilities [Abstract]
Accrued salaries	856				781				856	781
Taxes other than income taxes	489				419				489	419
Insurance	230				233				230	233
Profit Sharing	253				197				253	197
Other	1,247				1,133				1,247	1,133
Accrued expenses and other liabilities, Total	3,075				2,763				3,075	2,763
Other non-current liabilities [Abstract]
Postretirement health care benefits	396				430				396	430
Accrued rent	418				384				418	384
Insurance	346				330				346	330
Other	625				591				625	591
Other non-current liabilities, Total	1,785				1,735				1,785	1,735
Net Sales	17,967	18,371	18,502	17,344	16,870	17,199	16,987	16,364	72,184	67,420	63,335
Gross Profit	5,069	5,154	5,324	4,945	4,792	4,749	4,897	4,538	20,492	18,976	17,613
Net Earnings	$ 792	$ 603	$ 739	$ 580	$ 470	$ 463	$ 669	$ 489	$ 2,714	$ 2,091	$ 2,006
Per Common Share [Abstract]
Basic (in dollars per share)	$ 0.88	$ 0.66	$ 0.8	$ 0.62	$ 0.49	$ 0.47	$ 0.68	$ 0.49	$ 2.97	$ 2.13	$ 2.03
Diluted (in dollars per share)	$ 0.87	$ 0.65	$ 0.8	$ 0.62	$ 0.49	$ 0.47	$ 0.68	$ 0.49	$ 2.94	$ 2.12	$ 2.02
Cash Dividends Declared Per Common Share (in dollars per share)	$ 0.225	$ 0.175	$ 0.175	$ 0.175	$ 0.175	$ 0.1375	$ 0.1375	$ 0.1375	$ 0.75	$ 0.5875	$ 0.475
Common stock price for quarter per Consolidated Transaction Reporting System, High	$ 44.91	$ 44.67	$ 42.91	$ 35.27	$ 32.82	$ 37.83	$ 39.37	$ 40.37	$ 44.91	$ 40.37
Common stock price for quarter per Consolidated Transaction Reporting System, Low	$ 34.11	$ 38.82	$ 35.17	$ 27.17	$ 26.36	$ 31.92	$ 33.29	$ 33.55	$ 27.17	$ 26.36
Cumulative return on Company's common stock	$ 76.5				$ 57.29				$ 76.5	$ 57.29	$ 70.95	$ 75.01	$ 91.8	$ 100
Cumulative return on Standard and Poor 500 Index	$ 103.97				$ 87.74				$ 103.97	$ 87.74	$ 83.63	$ 102.31	$ 115.13	$ 100
Cumulative return on Value Line Pharmacy Services Industry Index	$ 115.93				$ 89.34				$ 115.93	$ 89.34	$ 102.09	$ 104.8	$ 105.54	$ 100